UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2018

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Growth Opportunities Fund
Touchstone International Value Fund
Touchstone Mid Cap Growth Fund
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Sustainability and Impact Equity Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through the financial intermediary, or directly with Touchstone.

This report identifies the Funds' investments on September 30, 2018. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2018

The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Flexible Income Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	41.6%
AA/Aa	10.3
A/A	17.4
BBB/Baa	20.9
BB/Ba	4.2
B/B	1.1
Not Rated	4.5
100.0%

Credit Quality*	(% of Preferred Stocks)
A/A	3.4%
BBB/Baa	46.2
BB/Ba	39.9
B/B	5.2
Not Rated	5.3
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	84.8%
Common Stocks
Real Estate	3.9
Energy	1.4
Health Care	0.9
Information Technology	0.7
Consumer Staples	0.7
Financials	0.6
Utilities	0.6
Preferred Stocks	3.8
Exchange-Traded Fund	0.1
Short-Term Investment Funds	1.2
Other Assets/Liabilities (Net)	1.3
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Information Technology	28.9%
Financials	16.0
Consumer Discretionary	15.7
Health Care	15.3
Industrials	7.5
Real Estate	4.7
Energy	4.0
Consumer Staples	3.3
Telecommunication Services	1.9
Short-Term Investment Fund	2.9
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%

Touchstone Growth Opportunities Fund
Sector Allocation**	(% of Net Assets)
Information Technology	39.3%
Health Care	17.6
Industrials	15.5
Consumer Discretionary	14.8
Financials	5.6
Energy	4.0
Consumer Staples	1.7
Short-Term Investment Fund	0.9
Other Assets/Liabilities (Net)	0.6
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Value Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United Kingdom	19.8%
Japan	19.7
France	11.5
Germany	10.6
United States	5.1
Netherlands	4.3
Colombia	3.9
Italy	3.5
Singapore	2.6
Switzerland	2.5
Finland	2.0
Malaysia	1.9
Hong Kong	1.8
Ireland	1.7
Spain	1.5
Australia	1.4
Taiwan	1.4
South Korea	1.0
Canada	0.9
Iceland	0.9
Short-Term Investment Funds	5.6
Other Assets/Liabilities (Net)	(3.6)
Total	100.0%

Touchstone Mid Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	28.8%
Industrials	20.3
Health Care	12.8
Consumer Discretionary	11.1
Financials	8.2
Materials	5.8
Energy	4.7
Consumer Staples	3.2
Real Estate	3.0
Short-Term Investment Funds	3.1
Other Assets/Liabilities (Net)	(1.0)
Total	100.0%

*	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
India	30.9%
China	25.3
Russia	6.3
South Africa	5.9
South Korea	5.1
Taiwan	3.0
Argentina	2.7
Philippines	2.7
Thailand	2.6
Macau	2.4
Mexico	2.3
Cambodia	2.1
Indonesia	1.8
Brazil	1.4
Singapore	1.3
Hong Kong	0.6
Malaysia	0.3
Short-Term Investment Fund	5.4
Other Assets/Liabilities (Net)	(2.1)
Total	100.0%

Touchstone Sustainability and Impact Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United States	58.5%
Japan	9.5
France	5.5
United Kingdom	4.9
Netherlands	3.5
Germany	3.4
China	2.5
Switzerland	2.3
Sweden	2.1
Ireland	1.8
South Korea	1.4
Taiwan	0.9
Mexico	0.7
India	0.6
Indonesia	0.6
Belgium	0.6
Short-Term Investment Fund	0.8
Other Assets/Liabilities (Net)	0.4
Total	100.0%

5

Portfolio of Investments

Touchstone Flexible Income Fund – September 30, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 56.9%

	Financials — 31.5%
$6,765,000	Aflac, Inc., 2.875%, 10/15/26	$6,246,066
2,000,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	2,060,000
10,460,000	Assurant, Inc., 7.000%, 3/27/48	10,616,900
12,600,000	Australia & New Zealand Banking Group Ltd./United Kingdom (Australia), 144a, 6.750%(A)	13,041,000
16,200,000	Banco Santander SA (Spain), 6.375%(A)	16,065,378
1,750,000	Bank of America Corp. MTN, 3.248%, 10/21/27	1,623,192
2,400,000	Bank of America Corp., Ser FF, 5.875%(A)	2,370,000
5,200,000	Barclays PLC (United Kingdom), 7.750%(A)	5,213,000
8,325,000	Berkshire Hathaway, Inc., 3.125%, 3/15/26	8,031,730
9,450,000	BNP Paribas SA (France), 144a, 6.750%(A)	9,544,500
13,602,000	Catlin Insurance Co. Ltd. (Bermuda), 144a, (3M LIBOR +2.975%), 5.317%(A)(B)	13,465,980
7,780,000	Charles Schwab Corp. (The), Ser E, 4.625%(A)	7,818,900
6,360,000	Chubb INA Holdings, Inc., 3.350%, 5/3/26	6,182,044
582,000	Citizens Financial Group, Inc., 4.300%, 12/3/25	573,870
6,000,000	Credit Agricole SA (France), 144a, 8.125%(A)	6,599,832
2,500,000	Credit Suisse Group AG (Switzerland), 144a, 7.250%(A)	2,509,375
3,630,000	Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 144a, 7.250%(A)	3,920,400
339,854	Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class B Pass Through Trust (Guernsey), 144a, 6.500%, 5/30/19	341,614
6,100,000	Duke Realty LP, 3.250%, 6/30/26	5,738,411
6,250,000	Goldman Sachs Group, Inc. (The), Ser P, 5.000%(A)	5,898,148
850,000	HCP, Inc., 4.000%, 6/1/25	834,533
2,400,000	HSBC Holdings PLC (United Kingdom), 6.250%(A)	2,391,000
11,550,000	HSBC Holdings PLC (United Kingdom), 6.375%(A)	11,448,937
16,850,000	ING Groep NV (Netherlands), 6.000%(A)	16,806,190
1,050,000	JPMorgan Chase & Co., 2.950%, 10/1/26	976,164
8,500,000	JPMorgan Chase & Co., Ser I, (3M LIBOR +3.470%), 5.809%(A)(B)	8,536,125
9,417,000	JPMorgan Chase & Co., Ser Z, 5.300%(A)	9,628,882
427,000	Kemper Corp., 4.350%, 2/15/25	419,495
4,070,000	Lincoln National Corp., (3M LIBOR +2.358%), 4.669%, 5/17/66(B)	3,813,102
12,550,000	Lloyds Banking Group PLC (United Kingdom), 7.500%(A)	12,942,187
1,045,000	Manulife Financial Corp. (Canada), 4.150%, 3/4/26	1,054,077
1,300,000	MetLife, Inc., 4.600%, 5/13/46	1,321,808
6,430,000	MetLife, Inc., Ser C, 5.250%(A)	6,513,590
3,435,000	Principal Financial Group, Inc., 4.700%, 5/15/55	3,435,000
1,100,000	QBE Insurance Group Ltd., EMTN (Australia), 5.875%, 6/17/46	1,096,720
13,326,000	Reinsurance Group of America, Inc., (3M LIBOR +2.665%), 4.999%, 12/15/65(B)	13,309,342
1,400,000	Retail Opportunity Investments Partnership LP, 5.000%, 12/15/23	1,393,122
17,365,000	Royal Bank of Scotland Group PLC (United Kingdom), 7.500%(A)	17,777,419
1,500,000	Simon Property Group LP, 4.250%, 11/30/46	1,458,829
9,025,000	Societe Generale SA (France), 144a, 7.375%(A)	9,307,031
8,000,000	Societe Generale SA (France), 144a, 7.375%(A)	7,980,000
5,000,000	UBS Group AG (Switzerland), 7.125%(A)	5,118,800
3,800,000	UBS Group Funding Switzerland AG (Switzerland), 6.875%(A)	3,911,758
7,100,000	US Bancorp, Ser I, 5.125%(A)	7,303,415
2,250,000	Westpac Banking Corp. (Australia) GMTN, 4.320%, 11/23/31	2,168,100
		278,805,966

	Industrials — 7.1%
4,300,000	AerCap Global Aviation Trust, 144a, 6.500%, 6/15/45	4,472,000
526,202	Air Canada 2013-1 Class A Pass Through Trust (Canada), 144a, 4.125%, 5/15/25	526,202
5,948,669	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	5,948,669
6,760,000	CRH America Finance, Inc., 144a, 3.400%, 5/9/27	6,304,774
3,651,221	Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 1/2/23	3,902,242
7,760,000	General Electric Co., Ser D, 5.000%(A)	7,560,180
3,059,387	Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.900%, 1/15/26	3,005,848
7,690,000	John Deere Capital Corp. MTN, 2.800%, 9/8/27	7,145,228
1,050,000	Lockheed Martin Corp., 3.550%, 1/15/26	1,037,689
6,665,000	Lockheed Martin Corp., 4.700%, 5/15/46	7,105,207
1,125,000	Northrop Grumman Corp., 3.850%, 4/15/45	1,022,183
2,257,001	Northwest Airlines 2007-1 Class A Pass Through Trust, 7.027%, 11/1/19	2,338,817
1,500,000	Owens Corning, 3.400%, 8/15/26	1,375,594

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 56.9% (Continued)

	Industrials — (Continued)
$3,180,000	Owens Corning, 4.200%, 12/15/22	$3,187,113
7,130,731	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 6/3/25	7,289,839
		62,221,585

	Energy — 5.3%
16,900,000	Andeavor Logistics LP, Ser A, 6.875%(A)	16,976,050
9,005,000	Enbridge, Inc., (Canada), 3.700%, 7/15/27	8,696,545
8,280,000	Energy Transfer Partners LP, Ser A, 6.250%(A)	7,969,500
1,500,000	Enterprise Products Operating LLC, Ser D, 4.875%, 8/16/77	1,427,906
1,500,000	Enterprise Products Operating LLC, Ser E, 5.250%, 8/16/77	1,397,837
9,269,000	Marathon Petroleum Corp., 3.625%, 9/15/24	9,146,740
1,225,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,306,518
		46,921,096

	Consumer Discretionary — 4.8%
7,455,000	Amazon.com, Inc., 3.150%, 8/22/27	7,143,052
1,550,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	1,567,547
775,000	DR Horton, Inc., 4.750%, 2/15/23	793,890
1,100,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	1,086,245
1,000,000	General Motors Financial Co., Inc., 5.250%, 3/1/26	1,024,715
7,020,000	Home Depot, Inc. (The), 4.200%, 4/1/43	7,071,894
6,680,000	Lennar Corp., 5.250%, 6/1/26	6,621,550
6,950,000	McDonald's Corp. MTN, 2.625%, 1/15/22	6,761,881
1,050,000	McDonald's Corp. MTN, 3.700%, 1/30/26	1,040,397
9,365,000	Toll Brothers Finance Corp., 4.375%, 4/15/23	9,294,762
		42,405,933

	Utilities — 2.0%
7,190,000	American Water Capital Corp., 2.950%, 9/1/27	6,727,629
850,000	Electricite de France SA (France), 144a, 3.625%, 10/13/25	822,281
2,700,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.125%), 4.459%, 6/15/67(B)	2,585,250
1,300,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.068%), 4.464%, 10/1/66(B)	1,254,500
2,234,000	PPL Capital Funding, Inc., (3M LIBOR +2.665%), 5.051%, 3/30/67(B)	2,205,606
4,001,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.426%, 5/15/67(B)	3,875,809
		17,471,075

	Telecommunication Services — 1.8%
592,000	AT&T, Inc., 3.800%, 3/15/22	594,241
1,500,000	CBS Corp., 4.000%, 1/15/26	1,470,127
1,350,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	1,253,999
6,603,000	Viacom, Inc., 5.875%, 2/28/57	6,471,624
1,425,000	Warner Media LLC, 3.800%, 2/15/27	1,363,098
5,195,000	Warner Media LLC, 3.875%, 1/15/26	5,040,901
		16,193,990

	Consumer Staples — 1.5%
1,520,000	BAT Capital Corp., 144a, 3.557%, 8/15/27	1,415,497
5,150,000	Kroger Co. (The), 2.650%, 10/15/26	4,595,091
1,800,000	Lamb Weston Holdings, Inc., 144a, 4.875%, 11/1/26	1,764,000
1,050,000	Walgreens Boots Alliance, Inc., 3.450%, 6/1/26	996,397
4,500,000	Walmart, Inc., 4.050%, 6/29/48	4,506,629
		13,277,614

	Health Care — 1.4%
850,000	Abbott Laboratories, 4.900%, 11/30/46	923,135
1,500,000	Amgen, Inc., 2.600%, 8/19/26	1,357,893
7,160,000	Eli Lilly & Co., 3.100%, 5/15/27	6,896,517
810,000	Express Scripts Holding Co., 3.400%, 3/1/27	752,756
1,350,000	Medtronic, Inc., 3.500%, 3/15/25	1,338,774
1,500,000	Thermo Fisher Scientific, Inc., 2.950%, 9/19/26	1,389,108
		12,658,183

	Information Technology — 1.3%
1,150,000	KLA-Tencor Corp., 4.650%, 11/1/24	1,178,409
1,550,000	Microsoft Corp., 2.400%, 8/8/26	1,429,184
6,680,000	Microsoft Corp., 4.450%, 11/3/45	7,153,393
1,500,000	QUALCOMM, Inc., 3.450%, 5/20/25	1,455,178
		11,216,164

	Materials — 0.2%
1,750,000	Domtar Corp., 6.250%, 9/1/42	1,718,070
	Total Corporate Bonds	$502,889,676

	Asset-Backed Securities — 10.6%
3,927,057	American Homes 4 Rent Trust, Ser 2014-SFR2, Class A, 144a, 3.786%, 10/17/36	3,931,620

7

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 10.6% (Continued)
$5,435,000	Cabela's Credit Card Master Note Trust, Ser 2013-1A, Class A, 144a, 2.710%, 2/17/26	$5,278,739
270,250	California Republic Auto Receivables Trust, Ser 2014-3, Class A4, 1.790%, 3/16/20	270,125
9,474,814	Cazenovia Creek Funding II LLC, Ser 2018-1A, Class A, 144a, 3.561%, 7/15/30	9,450,171
379,314	Conseco Finance Corp., Ser 1998-4, Class A7, 6.870%, 4/1/30(B)(C)	399,591
1,497,456	Countrywide Asset-Backed Certificates, Ser 2004-8, Class M1, (1M LIBOR +1.050%), 3.266%, 1/25/35(B)	1,502,797
4,557,667	Home Equity Asset Trust, Ser 2005-3, Class M4, (1M LIBOR +0.640%), 2.856%, 8/25/35(B)	4,603,115
5,121,297	Hyundai Auto Lease Securitization Trust, Ser 2016-C, Class A3, 144a, 1.490%, 2/18/19	5,113,858
6,700,000	Merrill Lynch Mortgage Investors Trust Series, Ser 2006-FF1, Class M3, (1M LIBOR +0.310%), 2.530%, 8/25/36(B)	6,694,444
535,996	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	597,710
5,440,471	New Residential Mortgage Trust, Ser 2018-1A, Class A1A, 144a, 4.000%, 12/25/57(B)(C)	5,464,281
4,815,000	Newcastle Mortgage Securities Trust, Ser 2006-1, Class M2, (1M LIBOR +0.370%), 2.586%, 3/25/36(B)	4,785,513
5,270,499	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Ser 2005-FM1, Class M2, (1M LIBOR +0.490%), 2.706%, 5/25/35(B)	5,296,689
1,103,626	Oscar US Funding Trust, Ser 2014-1A, Class A4, 144a, 2.550%, 12/15/21	1,101,497
1,799,185	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Ser 2004-MHQ1, Class M2, (1M LIBOR +1.125%), 3.341%, 12/25/34(B)	1,800,659
2,971,743	Popular ABS Mortgage Pass-Through Trust, Ser 2004-4, Class AV1, (1M LIBOR +0.680%), 2.896%, 9/25/34(B)	2,963,781
2,335,000	RAMP Trust, Ser 2005-EFC5, Class M3, (1M LIBOR +0.690%), 2.906%, 10/25/35(B)	2,297,371
7,572,228	Santander Drive Auto Receivables Trust, Ser 2014-4, Class D, 3.100%, 11/16/20	7,581,842
295,500	Taco Bell Funding LLC, Ser 2016-1A, Class A2I, 144a, 3.832%, 5/25/46	295,488
2,257,928	Tax Ease Funding LLC, Ser 2016-1A, Class A, 144a, 3.131%, 6/15/28	2,251,711
7,116,893	TLF National Tax Lien Trust, Ser 2017-1A, Class A, 144a, 3.090%, 12/15/29	7,098,134
822,397	TLF National Tax Lien Trust, Ser 2017-1A, Class B, 144a, 3.840%, 12/15/29	815,713
5,900,000	Towd Point Mortgage Trust, Ser 2016-1, Class M1, 144a, 3.500%, 2/25/55(B)(C)	5,774,857
7,702,842	Towd Point Mortgage Trust, Ser 2017-6, Class A1, 144a, 2.750%, 10/25/57(B)(C)	7,510,523
1,046,908	Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-4, Class M1, (1M LIBOR +0.460%), 2.676%, 12/25/35(B)	1,047,825
	Total Asset-Backed Securities	$93,928,054

	Agency Collateralized Mortgage Obligations — 6.7%
1,048,690	Fannie Mae REMICs, Ser 2008-60, Class SA, (1M LIBOR +6.500%), 4.284%, 7/25/38(B)(D)	133,976
32,166,498	FHLMC Multifamily Structured Pass Through Certificates, Ser K006 Class AX1, 1.111%, 1/25/20(B)(C)(D)	319,146
14,050,983	FHLMC Multifamily Structured Pass Through Certificates, Ser K019 Class X1, 1.772%, 3/25/22(B)(C)(D)	655,712
26,008,197	FHLMC Multifamily Structured Pass Through Certificates, Ser K025 Class X1, 0.982%, 10/25/22(B)(C)(D)	756,805
109,975,737	FHLMC Multifamily Structured Pass Through Certificates, Ser K036 Class X1, 0.895%, 10/25/23(B)(C)(D)	3,456,328
32,199,600	FHLMC Multifamily Structured Pass Through Certificates, Ser K710 Class X1, 1.858%, 5/25/19(B)(C)(D)	187,157
3,000,000	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.169%, 5/25/45(B)(C)	3,035,681
5,730,000	FREMF Mortgage Trust, Ser 2013-K712, Class C, 144a, 3.473%, 12/25/45(B)(C)	5,715,515
5,095,000	FREMF Mortgage Trust, Ser 2013-K713, Class C, 144a, 3.263%, 4/25/46(B)(C)	5,059,928
255,611	GNMA, Ser 2011-83, Class NI, 4.500%, 10/16/37(D)	1,471
7,457,511	GNMA, Ser 2012-147, Class IO, 0.563%, 4/16/54(B)(C)(D)	258,459
33,471,687	GNMA, Ser 2016-110, Class IO, 1.033%, 5/16/58(B)(C)(D)	2,630,359
38,736,159	GNMA, Ser 2016-158, Class IO, 0.908%, 6/16/58(B)(C)(D)	2,853,619

8

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage Obligations — 6.7% (Continued)
$72,266,348	GNMA, Ser 2016-34, Class IO, 0.993%, 1/16/58(B)(C)(D)	$5,606,987
63,283,553	GNMA, Ser 2016-35, Class IO, 0.888%, 3/16/58(B)(C)(D)	4,440,050
66,484,014	GNMA, Ser 2016-50, Class IO, 1.038%, 8/16/57(B)(C)(D)	4,943,047
47,073,512	GNMA, Ser 2016-52, Class IO, 0.932%, 3/16/58(B)(C)(D)	3,245,747
65,884,743	GNMA, Ser 2016-64, Class IO, 0.964%, 12/16/57(B)(C)	4,647,905
58,729,398	GNMA, Ser 2016-67, Class IO, 1.168%, 7/16/57(B)(C)(D)	4,768,528
42,767,056	GNMA, Ser 2017-76, Class IO, 0.954%, 12/16/56(B)(C)(D)	3,216,870
50,354,333	GNMA, Ser 2017-94, Class IO, 0.659%, 2/16/59(B)(C)(D)	3,016,013
	Total Agency Collateralized Mortgage Obligations	$58,949,303

	U.S. Treasury Obligations — 4.2%
5,514,200	U.S. Treasury Note, 1.500%, 8/15/26	4,923,577
3,600,000	U.S. Treasury Note, 2.250%, 11/15/27	3,369,656
12,925,000	U.S. Treasury Note, 2.750%, 8/15/21	12,877,036
4,000,000	U.S. Treasury Note, 2.750%, 4/30/23	3,967,031
12,000,000	U.S. Treasury Note, 2.750%, 2/15/28	11,699,531
	Total U.S. Treasury Obligations	$36,836,831

	Non-Agency Collateralized Mortgage Obligations — 4.0%
1,175,628	American Home Mortgage Investment Trust, Ser 2004-4, Class 4A, (6M LIBOR +2.000%), 4.534%, 2/25/45(B)	1,194,138
4,245,729	Bear Stearns ALT-A Trust, Ser 2004-12, Class 1M1, (1M LIBOR +0.930%), 3.146%, 1/25/35(B)	4,208,664
94,993	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(E)	95,575
5,919,183	Citigroup Mortgage Loan Trust, Inc., Ser 2018-RP1, Class A1, 144a, 3.000%, 9/25/64(B)(C)	5,791,394
1,073,451	GSR Mortgage Loan Trust, Ser 2005-AR4, Class 6A1, 4.354%, 7/25/35(B)(C)	1,080,028
4,872,262	JP Morgan Mortgage Trust, Ser 2014-2, Class 1A1, 144a, 3.000%, 6/25/29(B)(C)	4,798,988
6,449	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 4.467%, 12/25/32(B)	6,470
5,187,389	Metlife Securitization Trust, Ser 2017-1A, Class A, 144a, 3.000%, 4/25/55(B)(C)	5,038,528
300,325	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 4.338%, 9/25/34(B)(C)	308,162
4,547,000	Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Class 1M1, (1M LIBOR +0.500%), 2.716%, 9/25/35(B)	4,547,385
3,517,338	New Residential Mortgage Loan Trust, Ser 2017-2A, Class A3, 144a, 4.000%, 3/25/57(B)(C)	3,536,850
28,005	RALI Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	27,865
5,112,396	Sequoia Mortgage Trust, Ser 2013-9, Class B1, 144a, 3.500%, 7/25/43	4,988,104
116,140	Wells Fargo Mortgage Backed Securities Trust, Ser 2004-X, Class 1A5, 4.197%, 11/25/34(B)(C)	118,769
	Total Non-Agency Collateralized Mortgage Obligations	$35,740,920

	U.S. Government Mortgage-Backed Obligations — 1.5%
39,894	FHLMC, Pool #972110, (1 Year CMT Rate +2.225%), 4.501%, 10/1/32(B)	40,944
34,659	FHLMC, Pool #G03170, 6.500%, 8/1/37	38,864
43,343	FHLMC, Pool #G12780, 6.500%, 9/1/22	44,599
3,218,280	FHLMC, Pool #Q41208, 3.500%, 6/1/46	3,173,904
87,479	FNMA, Pool #844415, 5.500%, 10/1/35	94,358
561,046	FNMA, Pool #AB1952, 4.000%, 12/1/40	572,462
401,971	FNMA, Pool #AB1953, 4.000%, 12/1/40	409,666
340,613	FNMA, Pool #AB3387, 4.000%, 8/1/41	346,757
1,955,814	FNMA, Pool #AS7601, 4.000%, 7/1/46	1,976,960
1,662,272	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,605,187
1,760,953	FNMA, Pool #BC4492, 4.500%, 12/1/39	1,832,902
3,781,440	FNMA, Pool #BE4435, 3.000%, 11/1/46	3,623,636
	Total U.S. Government Mortgage-Backed Obligations	$13,760,239

	Commercial Mortgage-Backed Security — 0.7%
6,020,000	Banc of America Commercial Mortgage Trust, Ser 2015-UBS7, Class A4, 3.705%, 9/15/48	$6,016,666

	U.S. Government Agency Obligation — 0.2%
1,500,000	FHLMC, 2.375%, 1/13/22	$1,474,087

Shares

	Common Stocks — 8.8%

	Real Estate — 3.9%
73,196	Crown Castle International Corp. REIT	8,148,911
43,768	Digital Realty Trust, Inc. REIT	4,923,025
100,000	Duke Realty Corp. REIT	2,837,000
272,534	MGM Growth Properties LLC - Class A, REIT	8,037,028

9

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Common Stocks — 8.8% (Continued)

	Real Estate — (Continued)
84,224	Prologis, Inc. REIT	$5,709,545
28,949	Simon Property Group, Inc. REIT	5,116,736
		34,772,245

	Energy — 1.4%
17,997	EOG Resources, Inc.	2,295,877
40,000	Exxon Mobil Corp.	3,400,800
43,222	National Oilwell Varco, Inc.	1,862,004
27,039	Occidental Petroleum Corp.	2,221,795
20,800	Valero Energy Corp.	2,366,000
		12,146,476

	Health Care — 0.9%
39,673	Abbott Laboratories	2,910,411
39,831	Pfizer, Inc.	1,755,352
11,625	UnitedHealth Group, Inc.	3,092,715
		7,758,478

	Information Technology — 0.7%
19,900	Microsoft Corp.	2,275,963
14,699	Motorola Solutions, Inc.	1,912,928
14,664	Visa, Inc. - Class A	2,200,920
		6,389,811

	Consumer Staples — 0.7%
17,642	Kimberly-Clark Corp.	2,004,837
19,989	PepsiCo, Inc.	2,234,770
25,215	Sysco Corp.	1,846,999
		6,086,606

	Financials — 0.6%
168,304	AGNC Investment Corp.	3,135,504
14,443	CME Group, Inc.	2,458,343
		5,593,847

	Utilities — 0.6%
38,441	Dominion Energy, Inc.	2,701,633
15,921	NextEra Energy, Inc.	2,668,360
		5,369,993
	Total Common Stocks	$78,117,456

	Preferred Stocks — 3.8%

	Financials — 2.2%
110,000	AGNC Investment Corp., Ser C, 7.000%(A)	2,857,800
200,875	Chimera Investment Corp., Ser B, 8.000%(A)	5,162,487
59,650	CoBank ACB, Ser H, 6.200%(A)	6,322,900
120,000	Two Harbors Investment Corp., Ser.B, 7.625%(A)	3,090,000
80,612	WR Berkley Corp., 5.750%, 6/1/56	1,962,902
		19,396,089

	Energy — 0.8%
188,000	Energy Transfer Partners LP, Ser C, 7.375%(A)	4,784,600
94,000	Energy Transfer Partners LP, Ser D, 7.625%(A)	2,431,780
		7,216,380

	Industrials — 0.5%
160,689	Seaspan Corp. (Marshall Islands), 6.375%, 4/30/19	4,083,107

	Consumer Staples — 0.3%
103,723	CHS, Inc., Ser 3, 6.750%(A)†	2,720,654
	Total Preferred Stocks	$33,416,230

	Exchange-Traded Fund — 0.1%
56,760	VanEck Vectors Gold Miners ETF	$1,051,195

	Short-Term Investment Funds — 1.2%
10,374,339	Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	10,374,339
26,800	Invesco Government & Agency Portfolio, Institutional Class, 1.97%**∞Ω	26,800
	Total Short-Term Investment Funds	$10,401,139

Total Investment Securities —98.7%		$872,581,796
(Cost $873,958,652)

Other Assets in Excess of Liabilities — 1.3%		11,536,165

Net Assets — 100.0%		$884,117,961

(A)	Perpetual Bond - A bond with no definite maturity date.

(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2018.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of September 30, 2018.

10

Touchstone Flexible Income Fund (Unaudited) (Continued)

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $26,230.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

BRL - Brazilian Real

CMT - Constant Maturity Treasury

EMTN - Euro Medium Term Note

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $175,320,066 or 19.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Corporate Bonds	$—	$502,889,676	$—	$502,889,676
Asset-Backed Securities	—	93,928,054	—	93,928,054
Agency Collateralized Mortgage Obligations	—	58,949,303	—	58,949,303
U.S. Treasury Obligations	—	36,836,831	—	36,836,831
Non-Agency Collateralized Mortgage Obligations	—	35,740,920	—	35,740,920
U.S. Government Mortgage-Backed Obligations	—	13,760,239	—	13,760,239
Commercial Mortgage-Backed Security	—	6,016,666	—	6,016,666
U.S. Government Agency Obligation	—	1,474,087	—	1,474,087
Common Stocks	78,117,456	—	—	78,117,456
Preferred Stocks	33,416,230	—	—	33,416,230
Exchange-Traded Fund	1,051,195	—	—	1,051,195
Short-Term Investment Funds	10,401,139	—	—	10,401,139

11

Touchstone Flexible Income Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments***
Forward Foreign Currency Contracts	$—	$95,993	$—	$95,993
Futures Interest Rate Contracts	321,601	—	—	321,601
Futures Equity Contracts	6,583	—	—	6,583
Total Assets	$123,314,204	$749,691,769	$—	$873,005,973
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$—	$(273,891)	$—	$(273,891)
Futures Equity Contracts	(148,174)	—	—	(148,174)
Total Liabilities	$(148,174)	$(273,891)	$—	$(422,065)
Total	$123,166,030	$749,417,878	$—	$872,583,908

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on forward foreign currency contracts, futures equity contracts and futures interest rate contracts.

Futures Contracts

At September 30, 2018, $5,773,920 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2018:

				Value and
				Unrealized
		Number of	Notional	Appreciation/
Description	Expiration Date	Contracts	Amount	(Depreciation)
Short Futures:
10-Year US Ultra Bond Futures	12/31/2018	189	$23,934,720	$120,720
Euro-Bund Futures	12/10/2018	94	17,518,679	188,560
10-Year JGB Futures	12/20/2018	7	9,259,197	12,321
				$321,601
Long Futures:
CBOE Volatility Index Futures	10/17/2018	294	4,396,067	(148,174)
CBOE Volatility Index Futures	11/21/2018	124	1,881,074	6,583
				$(141,591)
				$180,010

Forward Foreign Currency Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
Morgan Stanley	10/19/2018	BRL	40,665,391	USD	9,956,758	$95,993
Morgan Stanley	10/19/2018	USD	9,778,860	BRL	40,665,391	(273,891)
						$(177,898)

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Focused Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.3%

Information Technology — 28.9%
Alphabet, Inc. - Class A*	16,581	$20,014,594
Alphabet, Inc. - Class C*	34,961	41,724,905
Apple, Inc.	277,784	62,706,960
Avnet, Inc.	502,467	22,495,448
Baidu, Inc. (China) ADR*	77,005	17,609,503
Facebook, Inc. - Class A*	232,753	38,278,558
International Business Machines Corp.	136,647	20,662,393
Microsoft Corp.	538,418	61,578,867
Oracle Corp.	662,854	34,176,752
salesforce.com, Inc.*	233,667	37,160,063
		356,408,043

Financials — 16.0%
Bank of America Corp.	987,717	29,098,143
Bank OZK	366,941	13,929,080
Berkshire Hathaway, Inc. - Class B*	525,001	112,407,964
Goldman Sachs Group, Inc. (The)	116,068	26,027,088
Signature Bank/NewYork NY	144,809	16,629,866
		198,092,141

Consumer Discretionary — 15.7%
Amazon.com, Inc.*	32,634	65,365,902
Booking Holdings, Inc.*	5,721	11,350,464
Carnival Corp.	394,191	25,137,560
Comcast Corp. - Class A	658,008	23,300,063
JD.com, Inc. (China) ADR*	351,015	9,157,981
Starbucks Corp.	339,251	19,283,027
Twenty-First Century Fox, Inc. - Class A	610,553	28,286,921
Yum China Holdings, Inc. (China)	346,263	12,157,294
		194,039,212

Health Care — 15.3%
AmerisourceBergen Corp.	290,871	26,824,124
Biogen, Inc.*	98,763	34,893,956
Bio-Rad Laboratories, Inc. - Class A*	57,217	17,908,349
Bristol-Myers Squibb Co.	501,254	31,117,848
Johnson & Johnson	237,203	32,774,339
Novartis AG (Switzerland) ADR	526,559	45,368,323
		188,886,939

Industrials — 7.5%
General Electric Co.	799,372	9,024,910
Johnson Controls International PLC	420,704	14,724,640
Stericycle, Inc.*	270,024	15,845,008
Union Pacific Corp.	146,151	23,797,767
United Technologies Corp.	212,307	29,682,642
		93,074,967

Real Estate — 4.7%
Jones Lang LaSalle, Inc.	181,925	26,255,416
Simon Property Group, Inc. REIT	180,048	31,823,484
		58,078,900

Energy — 4.0%
Exxon Mobil Corp.	225,353	19,159,512
Halliburton Co.	293,206	11,883,639
Schlumberger Ltd.	302,165	18,407,892
		49,451,043

Consumer Staples — 3.3%
JM Smucker Co. (The)	90,802	9,317,193
Monster Beverage Corp.*	275,501	16,056,198
Unilever NV (United Kingdom)	282,487	15,692,153
		41,065,544

Telecommunication Services — 1.9%
AT&T, Inc.	682,566	22,920,566
Total Common Stocks		$1,202,017,355

Short-Term Investment Fund — 2.9%
Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	36,201,151	$36,201,151

Total Investment Securities —100.2%
(Cost $894,815,779)		$1,238,218,506

Liabilities in Excess of Other Assets — (0.2%)		(2,304,352)

Net Assets — 100.0%		$1,235,914,154

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

13

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,202,017,355	$—	$—	$1,202,017,355
Short-Term Investment Fund	36,201,151	—	—	36,201,151
Total	$1,238,218,506	$—	$—	$1,238,218,506

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone Growth Opportunities Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Information Technology — 39.3%
Adobe, Inc.*	12,030	$3,247,498
Alibaba Group Holding Ltd. (China) ADR*	18,260	3,008,518
Alphabet, Inc. - Class A*	7,539	9,100,176
Alphabet, Inc. - Class C*	8,115	9,685,009
Apple, Inc.	93,590	21,127,007
CommVault Systems, Inc.*	42,270	2,958,900
Facebook, Inc. - Class A*	51,225	8,424,463
Guidewire Software, Inc.*	29,810	3,011,108
Lam Research Corp.	29,040	4,405,368
Micron Technology, Inc.*	62,700	2,835,921
Microsoft Corp.	118,750	13,581,437
ON Semiconductor Corp.*	140,260	2,584,992
Red Hat, Inc.*	32,295	4,401,163
salesforce.com, Inc.*	44,325	7,049,005
ServiceNow, Inc.*	23,190	4,536,660
Total System Services, Inc.	60,760	5,999,442
Visa, Inc. - Class A	74,850	11,234,236
Worldpay, Inc. - Class A*	78,300	7,929,441
		125,120,344

Health Care — 17.6%
Biogen, Inc.*	10,397	3,673,364
Bio-Rad Laboratories, Inc. - Class A*	12,935	4,048,526
Bristol-Myers Squibb Co.	53,380	3,313,830
Celgene Corp.*	62,295	5,574,780
Cooper Cos., Inc. (The)	18,495	5,125,889
Jazz Pharmaceuticals PLC (Ireland)*	26,550	4,463,851
Medicines Co. (The)*	106,790	3,194,089
Quest Diagnostics, Inc.	34,690	3,743,398
STERIS PLC (United Kingdom)	35,460	4,056,624
Thermo Fisher Scientific, Inc.	25,065	6,117,865
UnitedHealth Group, Inc.	31,139	8,284,220
Vertex Pharmaceuticals, Inc.*	23,240	4,479,278
		56,075,714

Industrials — 15.5%
AMETEK, Inc.	67,760	5,361,171
Boeing Co. (The)	29,258	10,881,050
Ferguson PLC (Switzerland) ADR	458,604	3,893,548
IHS Markit Ltd. (United Kingdom)*	58,370	3,149,645
Illinois Tool Works, Inc.	44,090	6,221,981
Ingersoll-Rand PLC	67,570	6,912,411
Union Pacific Corp.	49,450	8,051,944
Univar, Inc.*	157,230	4,820,672
		49,292,422

Consumer Discretionary — 14.8%
Amazon.com, Inc.*	8,447	16,919,341
Charter Communications, Inc. - Class A*	14,440	4,705,707
Delphi Technologies PLC (United Kingdom)	15,492	485,829
Home Depot, Inc. (The)	34,885	7,226,428
Jack in the Box, Inc.	41,690	3,494,873
Marriott International, Inc. - Class A	38,100	5,030,343
Ulta Beauty, Inc.*	18,450	5,205,114
Walt Disney Co. (The)	35,370	4,136,168
		47,203,803

Financials — 5.6%
CME Group, Inc.	24,150	4,110,571
Raymond James Financial, Inc.	51,180	4,711,119
S&P Global, Inc.	20,800	4,064,112
Western Alliance Bancorp*	89,800	5,108,722
		17,994,524

Energy — 4.0%
Andeavor	46,200	7,091,700
Pioneer Natural Resources Co.	31,535	5,493,082
		12,584,782

Consumer Staples — 1.7%
Costco Wholesale Corp.	22,430	5,268,358
Total Common Stocks		$313,539,947

Short-Term Investment Fund — 0.9%
Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	2,993,374	$2,993,374

Total Investment Securities —99.4%
(Cost $228,372,381)		$316,533,321

Other Assets in Excess of Liabilities — 0.6%		1,951,575

Net Assets — 100.0%		$318,484,896

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

15

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$313,539,947	$—	$—	$313,539,947
Short-Term Investment Fund	2,993,374	—	—	2,993,374
Total	$316,533,321	$—	$—	$316,533,321

See accompanying Notes to Financial Statements.

16

Portfolio of Investments

Touchstone International Value Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.0%

United Kingdom — 19.8%

Consumer Discretionary — 3.4%
Greene King PLC	46,523	$297,063
ITV PLC	168,834	346,511

Consumer Staples — 5.1%
Coca-Cola European Partners PLC	11,696	531,817
Imperial Brands PLC	12,848	447,087

Financials — 1.8%
Standard Life Aberdeen PLC	84,981	338,619

Health Care — 1.6%
GlaxoSmitKline PLC	15,185	304,532

Industrials — 6.1%
CNH Industrial NV	35,002	420,038
Cobham PLC*	275,018	417,897
Travis Perkins PLC	23,885	331,455

Materials — 1.8%
RPC Group PLC	32,199	333,451
Total United Kingdom		3,768,470

Japan — 19.7%

Consumer Staples — 2.3%
Japan Tobacco, Inc.	16,900	441,315

Energy — 1.8%
Inpex Corp.	28,200	352,346

Financials — 5.5%
ORIX Corp.	21,900	354,597
Resona Holdings, Inc.	58,400	327,885
Seven Bank Ltd.	117,800	372,053

Industrials — 6.8%
Fuji Electric Co. Ltd.	6,896	276,232
Nabtesco Corp.	3,800	101,035
Seibu Holdings, Inc.	23,800	427,906
Sumitomo Corp.	28,830	480,459

Information Technology — 2.2%
Hitachi Ltd.	12,144	412,794

Materials — 1.1%
Sumitomo Osaka Cement Co. Ltd.	5,001	207,292
Total Japan		3,753,914

France — 11.5%

Consumer Discretionary — 2.0%
Elior Group SA, 144a	24,524	379,750

Energy — 1.0%
CGG SA*	69,196	193,459
Industrials — 4.5%
Airbus SE	6,802	853,941

Materials — 2.2%
Air Liquide SA	3,145	413,008

Utilities — 1.8%
Engie SA	24,148	355,513
Total France		2,195,671

Germany — 10.6%

Consumer Discretionary — 1.8%
HUGO BOSS AG	4,415	339,668

Industrials — 4.8%
GEA Group AG	12,219	434,924
Siemens AG	3,791	484,731

Materials — 2.1%
Linde AG	1,667	393,673

Telecommunication Services — 1.9%
Deutsche Telekom AG	22,212	357,583
Total Germany		2,010,579

United States — 5.1%

Energy — 5.1%
Oceaneering International, Inc.*	20,324	560,942
Schlumberger Ltd.	6,575	400,549
Total United States		961,491

Netherlands — 4.3%

Energy — 2.4%
Koninklijke Vopak NV	9,080	447,337

Health Care — 1.9%
Koninklijke Philips NV	8,042	366,566
Total Netherlands		813,903

Colombia — 3.9%

Energy — 3.9%
Ecopetrol SA ADR†	27,200	732,496

Italy — 3.5%

Energy — 3.5%
Eni SpA	24,451	460,891
Snam SpA	50,547	210,199
Total Italy		671,090

Singapore — 2.6%

Financials — 2.6%
United Overseas Bank Ltd.	25,470	503,502

17

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.0% (Continued)

Switzerland — 2.5%

Financials — 2.5%
Credit Suisse Group AG	31,148	$467,390

Finland — 2.0%

Utilities — 2.0%
Fortum OYJ	14,806	371,058

Malaysia — 1.9%

Financials — 1.9%
CIMB Group Holdings Bhd	247,200	358,891

Hong Kong — 1.8%

Consumer Discretionary — 1.8%
SJM Holdings Ltd.	365,000	336,298

Ireland — 1.7%

Financials — 1.7%
Bank of Ireland Group PLC	42,404	324,260

Spain — 1.5%

Energy — 1.5%
Enagas SA	10,841	292,199

Australia — 1.4%

Financials — 1.4%
AMP Ltd.	114,088	263,002

Taiwan — 1.4%

Information Technology — 1.4%
MediaTek, Inc.	32,400	261,438

South Korea — 1.0%

Financials — 1.0%
Samsung Securities Co. Ltd.	6,620	194,940

Canada — 0.9%

Financials — 0.9%
CI Financial Corp.	11,300	179,432

Iceland — 0.9%

Financials — 0.9%
Arion Banki HF, 144a	229,945	177,490
Total Common Stocks		$18,637,514

Short-Term Investment Funds — 5.6%
Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	338,943	$338,942
Invesco Government & Agency Portfolio, Institutional Class, 1.97%**∞Ω	733,788	733,788
Total Short-Term Investment Funds		$1,072,730

Total Investment Securities —103.6%
(Cost $20,251,639)		$19,710,244

Liabilities in Excess of Other Assets — (3.6%)		(683,316)

Net Assets — 100.0%		$19,026,928

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $725,171.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $557,240 or 2.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

18

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$531,817	$3,236,653	$—	$3,768,470
Japan	—	3,753,914	—	3,753,914
France	193,459	2,002,212	—	2,195,671
Germany	—	2,010,579	—	2,010,579
United States	961,491	—	—	961,491
Netherlands	—	813,903	—	813,903
Colombia	732,496	—	—	732,496
Italy	—	671,090	—	671,090
Singapore	—	503,502	—	503,502
Switzerland	—	467,390	—	467,390
Finland	—	371,058	—	371,058
Malaysia	—	358,891	—	358,891
Hong Kong	—	336,298	—	336,298
Ireland	—	324,260	—	324,260
Spain	—	292,199	—	292,199
Australia	—	263,002	—	263,002
Taiwan	—	261,438	—	261,438
South Korea	—	194,940	—	194,940
Canada	179,432	—	—	179,432
Iceland	177,490	—	—	177,490
Short-Term Investment Funds	1,072,730	—	—	1,072,730
Total	$3,848,915	$15,861,329	$—	$19,710,244

See accompanying Notes to Financial Statements.

19

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Information Technology — 28.8%
Arista Networks, Inc.*	30,408	$8,084,271
Autodesk, Inc.*	128,715	20,093,699
Fidelity National Information Services, Inc.	268,480	29,283,114
FleetCor Technologies, Inc.*	131,915	30,055,514
Fortinet, Inc.*	223,622	20,633,602
Lam Research Corp.	108,940	16,526,198
NetApp, Inc.	173,456	14,898,136
Nice Ltd. (Israel) ADR*	138,103	15,808,650
NXP Semiconductors NV (Netherlands)	150,700	12,884,850
Palo Alto Networks, Inc.*	79,000	17,795,540
Red Hat, Inc.*	129,050	17,586,934
ServiceNow, Inc.*	107,940	21,116,302
Splunk, Inc.*	120,870	14,614,392
Worldpay, Inc. - Class A*	306,700	31,059,509
Xilinx, Inc.	283,280	22,710,558
Zendesk, Inc.*	293,220	20,818,620
		313,969,889

Industrials — 20.3%
AMETEK, Inc.	295,660	23,392,619
Ferguson PLC (Switzerland) ADR†	2,607,092	22,134,211
IHS Markit Ltd. (United Kingdom)*	433,374	23,384,861
JB Hunt Transport Services, Inc.	197,436	23,483,038
Lennox International, Inc.	97,911	21,383,762
Rockwell Automation, Inc.	77,445	14,522,486
Teledyne Technologies, Inc.*	108,049	26,653,527
TransDigm Group, Inc.*	66,552	24,777,310
TransUnion	315,541	23,217,507
United Continental Holdings, Inc.*	205,060	18,262,644
		221,211,965

Health Care — 12.8%
Alexion Pharmaceuticals, Inc.*	142,750	19,843,677
Cooper Cos., Inc. (The)	83,749	23,211,035
DexCom, Inc.*	57,800	8,267,712
ICON PLC (Ireland)*	125,070	19,229,512
IDEXX Laboratories, Inc.*	71,373	17,818,983
Jazz Pharmaceuticals PLC (Ireland)*	99,854	16,788,453
Medicines Co. (The)*	409,230	12,240,069
Mettler-Toledo International, Inc.*	35,910	21,868,472
		139,267,913

Consumer Discretionary — 11.1%
Aptiv PLC (Ireland)	151,147	12,681,233
Delphi Technologies PLC (United Kingdom)	276,502	8,671,103
Expedia Group, Inc.	98,660	12,873,157
Hilton Worldwide Holdings, Inc.	288,810	23,330,072
PVH Corp.	131,140	18,936,616
Tiffany & Co.	124,850	16,101,904
Tractor Supply Co.	123,078	11,185,329
Ulta Beauty, Inc.*	62,645	17,673,407
		121,452,821

Financials — 8.2%
Arthur J Gallagher & Co.	255,880	19,047,707
E*TRADE Financial Corp.*	202,190	10,592,734
MSCI, Inc.	81,980	14,544,072
Progressive Corp. (The)	209,040	14,850,202
SVB Financial Group*	51,577	16,031,679
Western Alliance Bancorp*	259,420	14,758,404
		89,824,798

Materials — 5.8%
Avery Dennison Corp.	169,920	18,410,832
Celanese Corp.	136,340	15,542,760
RPM International, Inc.	257,650	16,731,791
Vulcan Materials Co.	116,670	12,973,704
		63,659,087

Energy — 4.7%
Andeavor	156,065	23,955,978
Pioneer Natural Resources Co.	157,775	27,482,827
		51,438,805

Consumer Staples — 3.2%
Conagra Brands, Inc.	577,390	19,613,938
Constellation Brands, Inc. - Class A	68,721	14,817,622
		34,431,560

Real Estate — 3.0%
Alexandria Real Estate Equities, Inc. REIT	122,640	15,426,886
SBA Communications Corp. REIT*	108,575	17,440,402
		32,867,288
Total Common Stocks		$1,068,124,126

Short-Term Investment Funds — 3.1%
Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	32,294,931	32,294,931
Invesco Government & Agency Portfolio, Institutional Class, 1.97%**∞Ω	1,494,513	1,494,513
Total Short-Term Investment Funds		$33,789,444

Total Investment Securities —101.0%
(Cost $849,920,615)		$1,101,913,570

Liabilities in Excess of Other Assets — (1.0%)		(10,607,174)

Net Assets — 100.0%		$1,091,306,396

20

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2018 was $1,441,865.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,068,124,126	$—	$—	$1,068,124,126
Short-Term Investment Funds	33,789,444	—	—	33,789,444
Total	$1,101,913,570	$—	$—	$1,101,913,570

See accompanying Notes to Financial Statements.

21

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.7%

India — 30.9%

Consumer Discretionary — 8.6%
Jubilant Foodworks Ltd.	1,351,250	$22,935,664
Makemytrip Ltd.*	554,700	15,226,515
Maruti Suzuki India Ltd.	87,129	8,833,842
Zee Entertainment Enterprises Ltd.	2,064,447	12,500,995

Consumer Staples — 2.3%
Britannia Industries Ltd.	95,187	7,645,717
ITC Ltd.	1,998,397	8,210,180

Financials — 10.0%
Bajaj Finance Ltd.	302,100	9,043,477
HDFC Bank Ltd.	735,800	20,324,326
Housing Development Finance Corp. Ltd.	945,069	22,876,297
IndusInd Bank Ltd.	718,051	16,750,798

Health Care — 2.7%
Apollo Hospitals Enterprise Ltd.	1,301,068	18,707,349

Industrials — 5.9%
Adani Ports & Special Economic Zone Ltd.	3,730,536	16,931,526
Eicher Motors Ltd.	31,610	10,547,515
Larsen & Toubro Ltd.	740,764	13,008,083

Materials — 1.4%
Asian Paints Ltd.	529,573	9,454,480
Total India		212,996,764

China — 25.3%

Consumer Discretionary — 6.8%
ANTA Sports Products Ltd.	4,552,500	21,732,879
Ctrip.com International Ltd. ADR*	677,600	25,186,392

Health Care — 0.6%
BeiGene Ltd. ADR*	21,725	3,741,479

Information Technology — 17.9%
Alibaba Group Holding Ltd. ADR*	350,593	57,763,703
Baidu, Inc. ADR*	112,856	25,807,910
Sunny Optical Technology Group Co. Ltd.	970,200	11,201,030
Tencent Holdings Ltd.	706,400	28,842,897
Total China		174,276,290

Russia — 6.3%

Consumer Staples — 0.6%
Magnit PJSC GDR	321,300	4,564,066

Information Technology — 5.7%
Mail.Ru Group Ltd. GDR*	375,400	10,143,308
Yandex NV - Class A*	877,875	28,873,309
Total Russia		43,580,683

South Africa — 5.9%

Consumer Discretionary — 5.9%
Naspers Ltd. - Class N	188,800	40,657,873

South Korea — 5.1%

Consumer Staples — 1.7%
Amorepacific Corp.	49,083	11,544,740

Health Care — 3.4%
Medy-Tox, Inc.	42,807	23,893,917
Total South Korea		35,438,657

Taiwan — 3.0%

Information Technology — 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	467,740	20,655,398

Argentina — 2.7%

Information Technology — 2.7%
MercadoLibre, Inc.	55,675	18,955,667

Philippines — 2.7%

Industrials — 1.3%
International Container Terminal Services, Inc.	5,121,220	8,919,245

Real Estate — 1.4%
SM Prime Holdings, Inc.	14,711,600	9,844,492
Total Philippines		18,763,737

Thailand — 2.6%

Consumer Staples — 2.6%
CP ALL PCL	8,271,500	17,651,220

Macau — 2.4%

Consumer Discretionary — 2.4%
Sands China Ltd.	3,611,000	16,262,200

Mexico — 2.3%

Industrials — 2.3%
Grupo Aeroportuario del Sureste SAB de CV ADR	77,360	15,868,857

Cambodia — 2.1%

Consumer Discretionary — 2.1%
NagaCorp Ltd.	13,555,000	14,179,863

Indonesia — 1.8%

Financials — 1.8%
Bank Central Asia Tbk PT	7,561,100	12,247,101

22

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.7% (Continued)

Indonesia — (Continued)

Health Care — 0.0%
Siloam International Hospitals Tbk PT*	1,755,418	$343,980
Total Indonesia		12,591,081

Brazil — 1.4%

Consumer Staples — 1.4%
Raia Drogasil SA	527,000	9,454,173

Singapore — 1.3%

Information Technology — 1.3%
Sea Ltd. ADR*	647,900	8,960,457

Hong Kong — 0.6%

Health Care — 0.6%
Hutchison China MediTech Ltd. ADR*	118,125	3,802,444

Malaysia — 0.3%

Health Care — 0.3%
IHH Healthcare Bhd	1,434,800	1,805,996
Total Common Stocks		$665,901,360

Short-Term Investment Fund — 5.4%
Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	37,338,982	$37,338,982

Total Investment Securities —102.1%
(Cost $665,565,192)		$703,240,342

Liabilities in Excess of Other Assets — (2.1%)		(14,282,970)

Net Assets — 100.0%		$688,957,372

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$15,226,515	$197,770,249	$—	$212,996,764
China	112,499,484	61,776,806	—	174,276,290
Russia	43,580,683	—	—	43,580,683
South Africa	—	40,657,873	—	40,657,873
South Korea	—	35,438,657	—	35,438,657
Taiwan	20,655,398	—	—	20,655,398
Argentina	18,955,667	—	—	18,955,667
Philippines	8,919,245	9,844,492	—	18,763,737
Thailand	—	17,651,220	—	17,651,220
Macau	—	16,262,200	—	16,262,200
Mexico	15,868,857	—	—	15,868,857
Cambodia	—	14,179,863	—	14,179,863
Indonesia	343,980	12,247,101	—	12,591,081
Brazil	9,454,173	—	—	9,454,173
Singapore	8,960,457	—	—	8,960,457
Hong Kong	3,802,444	—	—	3,802,444
Malaysia	—	1,805,996	—	1,805,996
Short-Term Investment Fund	37,338,982	—	—	37,338,982
Total	$295,605,885	$407,634,457	$—	$703,240,342

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – September 30, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.8%

United States — 58.5%

Consumer Discretionary — 13.3%
Amazon.com, Inc.*	11,758	$23,551,274
Comcast Corp. - Class A	630,169	22,314,284
Foot Locker, Inc.	146,036	7,444,915
Ford Motor Co.	545,648	5,047,244
NIKE, Inc. - Class B	118,386	10,029,662
Ross Stores, Inc.	169,753	16,822,522
Royal Caribbean Cruises Ltd.	168,922	21,949,725

Energy — 3.3%
ConocoPhillips	138,942	10,754,111
EOG Resources, Inc.	125,589	16,021,389

Financials — 10.1%
Comerica, Inc.	167,552	15,113,190
Fifth Third Bancorp	340,273	9,500,422
First Horizon National Corp.	455,827	7,867,574
JPMorgan Chase & Co.	189,812	21,418,386
Reinsurance Group of America, Inc.	114,500	16,552,120
Synchrony Financial	358,223	11,133,571

Health Care — 11.5%
Alnylam Pharmaceuticals, Inc.*	37,952	3,321,559
Becton Dickinson & Co.	41,551	10,844,811
Biogen, Inc.*	36,167	12,778,163
Cerner Corp.*	197,767	12,738,172
CVS Health Corp.	180,407	14,201,639
DexCom, Inc.*	58,202	8,325,214
Illumina, Inc.*	23,562	8,648,668
Regeneron Pharmaceuticals, Inc.*	19,411	7,842,820
Shire PLC ADR	59,422	10,771,426
Spark Therapeutics, Inc.*	55,746	3,040,944

Industrials — 5.9%
Hexcel Corp.	110,503	7,409,226
Southwest Airlines Co.	419,845	26,219,320
United Continental Holdings, Inc.*	158,684	14,132,397

Information Technology — 12.1%
Alphabet, Inc. - Class A*	23,771	28,693,499
Facebook, Inc. - Class A*	133,579	21,968,402
Microsoft Corp.	170,703	19,523,302
NCR Corp.*	234,226	6,654,361
Visa, Inc. - Class A	135,066	20,272,056

Utilities — 2.3%
American Water Works Co., Inc.	211,162	18,575,921
Total United States		471,482,289

Japan — 9.5%

Consumer Discretionary — 2.5%
Sony Corp.	240,400	14,613,359
ZOZO, Inc.	199,600	6,037,832

Industrials — 3.0%
Amada Holdings Co. Ltd.	618,300	6,601,382
Kinden Corp.	548,100	8,776,619
Mitsubishi Electric Corp.	620,900	8,505,910

Information Technology — 1.5%
Kyocera Corp.	198,400	11,908,288

Telecommunication Services — 2.5%
Nippon Telegraph & Telephone Corp.	447,800	20,209,368
Total Japan		76,652,758

France — 5.5%

Energy — 2.6%
TOTAL SA	318,650	20,718,846

Industrials — 1.5%
Cie de Saint-Gobain	179,335	7,729,509
Schneider Electric SE	57,112	4,585,917

Utilities — 1.4%
Rubis SCA	205,575	11,127,385
Total France		44,161,657

United Kingdom — 4.9%

Consumer Discretionary — 1.6%
Compass Group PLC	574,085	12,763,884

Financials — 3.3%
Lloyds Banking Group PLC	20,628,937	15,865,555
Prudential PLC	463,627	10,630,119
Total United Kingdom		39,259,558

Netherlands — 3.5%

Financials — 3.5%
ABN AMRO Group NV, 144a	362,836	9,878,790
ING Groep NV	1,401,267	18,187,170
Total Netherlands		28,065,960

Germany — 3.4%

Industrials — 0.7%
KION Group AG	91,538	5,620,523

Materials — 1.2%
HeidelbergCement AG	126,868	9,909,362

Real Estate — 1.5%
Vonovia SE	245,346	11,999,424
Total Germany		27,529,309

China — 2.5%

Consumer Discretionary — 0.7%
Shenzhou International Group Holdings Ltd.	477,000	6,120,449

24

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.8% (Continued)

China — (Continued)

Information Technology — 1.8%
Tencent Holdings Ltd.	349,000	$14,249,959
Total China		20,370,408

Switzerland — 2.3%

Health Care — 2.3%
Novartis AG	212,912	18,327,138

Sweden — 2.1%

Financials — 2.1%
Swedbank AB - Class A	673,227	16,650,360

Ireland — 1.8%

Health Care — 1.8%
Medtronic PLC	145,152	14,278,602

South Korea — 1.4%

Telecommunication Services — 1.4%
KT Corp. ADR	764,295	11,349,781

Taiwan — 0.9%

Information Technology — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	156,697	6,919,740

Mexico — 0.7%

Materials — 0.7%
Cemex SAB de CV ADR*	792,768	5,581,087

India — 0.6%

Financials — 0.6%
ICICI Bank Ltd. ADR	588,914	4,999,880

Indonesia — 0.6%

Financials — 0.6%
Bank Rakyat Indonesia Persero Tbk PT	23,580,400	4,982,978

Belgium — 0.6%

Health Care — 0.6%
Galapagos NV*	41,637	4,729,710
Total Common Stocks		$795,341,215

Short-Term Investment Fund — 0.8%
Dreyfus Government Cash Management, Institutional Shares, 1.95%∞Ω	6,612,160	$6,612,160

Total Investment Securities —99.6%
(Cost $675,316,130)		$801,953,375

Other Assets in Excess of Liabilities — 0.4%		3,364,081

Net Assets — 100.0%		$805,317,456

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $9,878,790 or 1.23% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

25

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$471,482,289	$—	$—	$471,482,289
Japan	—	76,652,758	—	76,652,758
France	11,127,385	33,034,272	—	44,161,657
United Kingdom	—	39,259,558	—	39,259,558
Netherlands	9,878,790	18,187,170	—	28,065,960
Germany	—	27,529,309	—	27,529,309
China	—	20,370,408	—	20,370,408
Switzerland	—	18,327,138	—	18,327,138
Sweden	—	16,650,360	—	16,650,360
Ireland	14,278,602	—	—	14,278,602
South Korea	11,349,781	—	—	11,349,781
Taiwan	6,919,740	—	—	6,919,740
Mexico	5,581,087	—	—	5,581,087
India	4,999,880	—	—	4,999,880
Indonesia	—	4,982,978	—	4,982,978
Belgium	—	4,729,710	—	4,729,710
Short-Term Investment Fund	6,612,160	—	—	6,612,160
Total	$542,229,714	$259,723,661	$—	$801,953,375

See accompanying Notes to Financial Statements.

26

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27

Statements of Assets and Liabilities

September 30, 2018 (Unaudited)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$873,958,652	$894,815,779	$228,372,381	$20,251,639
Investments, at market value (A)	$872,581,796	$1,238,218,506	$316,533,321	$19,710,244
Cash	857,208	—	—	—
Cash deposits held at prime broker*	7,168,930	—	—	—
Foreign Currency (B)	2,507	—	—	17,117
Unrealized appreciation on forward foreign currency contracts	95,993	—	—	—
Dividends and interest receivable	7,301,118	483,355	104,375	68,505
Receivable for capital shares sold	1,339,870	371,397	12,235	511
Receivable for investments sold	8,519,975	—	2,992,477	44,318
Unrealized appreciation on futures contracts	328,184	—	—	—
Receivable for securities lending income	129	—	127	59
Tax reclaim receivable	—	144,699	—	50,740
Other assets	46,687	34,160	29,488	16,395
Total Assets	898,242,397	1,239,252,117	319,672,023	19,907,889
Liabilities
Unrealized depreciation on forward foreign currency contracts	273,891	—	—	—
Payable for return of collateral for securities on loan	26,800	—	—	733,788
Payable for capital shares redeemed	2,971,218	1,882,458	230,278	27,106
Payable for investments purchased	9,752,779	—	605,436	52,510
Unrealized depreciation on futures contracts	148,174	—	—	—
Payable to Investment Advisor	401,757	634,592	185,138	194
Payable to other affiliates	169,753	204,623	40,092	231
Payable to Trustees	6,983	6,983	6,983	6,983
Payable for professional services	56,202	40,801	22,226	24,943
Payable for reports to shareholders	12,880	18,281	8,533	6,001
Payable to Transfer Agent	281,411	540,563	81,139	7,866
Other accrued expenses and liabilities	22,588	9,662	7,302	21,339
Total Liabilities	14,124,436	3,337,963	1,187,127	880,961

Net Assets	$884,117,961	$1,235,914,154	$318,484,896	$19,026,928
Net assets consist of:
Paid-in capital	$882,065,380	$805,577,357	$216,366,645	$28,851,651
Distributable earnings (deficit)	2,052,581	430,336,797	102,118,251	(9,824,723)
Net Assets	$884,117,961	$1,235,914,154	$318,484,896	$19,026,928
(A) Includes market value of securities on loan of:	$26,230	$—	$—	$725,171
(B) Cost of foreign currency:	$2,510	$—	$—	$17,117
* Represents segregated cash for futures contracts, securities sold short and swaps.

See accompanying Notes to Financial Statements.

28

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone
Touchstone	Sands Capital	Touchstone
Mid Cap	Emerging	Sustainability
Growth	Markets	and Impact
Fund	Growth Fund	Equity Fund

$849,920,615	$665,565,192	$675,316,130
$1,101,913,570	$703,240,342	$801,953,375
—	—	220
—	—	—
—	564	146,241
—	—	—
317,110	291,067	1,352,152
2,733,531	16,436,823	970,463
2,108,943	615,968	2,698,507
—	—	—
1,755	266	20,884
—	1,195	244,036
51,388	40,244	40,043
1,107,126,297	720,626,469	807,425,921

—	—	—
1,494,513	—	—
4,285,919	8,746,492	1,130,515
8,802,730	22,043,901	—
—	—	—
642,586	594,372	423,099
250,037	81,661	223,781
6,983	6,983	6,983
33,272	40,529	53,003
16,503	2,718	15,397
278,920	106,222	245,698
8,438	46,219	9,989
15,819,901	31,669,097	2,108,465

$1,091,306,396	$688,957,372	$805,317,456

$777,407,056	$660,745,929	$618,748,828
313,899,340	28,211,443	186,568,628
$1,091,306,396	$688,957,372	$805,317,456
$1,441,865	$—	$—
$—	$566	$146,236

29

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$112,884,943	$162,147,270	$42,937,410	$3,342,085
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,496,297	3,495,839	1,165,619	440,351
Net asset value price per share*	$10.75	$46.38	$36.84	$7.59
Maximum sales charge - Class A shares	2.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.97	$48.82	$38.78	$7.99

Pricing of Class C Shares
Net assets applicable to Class C shares	$86,743,188	$40,175,766	$9,097,457	$276,174
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,178,064	912,872	300,163	39,483
Net asset value and offering price per share**	$10.61	$44.01	$30.31	$6.99

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$606,631,268	$1,007,061,801	$50,426,280	$1,307,981
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	56,232,215	21,393,587	1,330,904	172,071
Net asset value, offering price and redemption price per share	$10.79	$47.07	$37.89	$7.60

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$77,858,562	$26,529,317	$216,023,749	$14,100,688
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,219,155	561,116	5,634,004	1,871,061
Net asset value, offering price and redemption price per share	$10.78	$47.28	$38.34	$7.54

*	There is no sales load on subscriptions of $1 million or more for all funds except for Flexible Income Fund. There is no sales load on subscriptions of $500,000 or more for Flexible Income Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

30

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone
Touchstone	Sands Capital	Touchstone
Mid Cap	Emerging	Sustainability
Growth	Markets	and Impact
Fund	Growth Fund	Equity Fund

$219,049,416	$—	$487,612,691
7,061,285	—	20,695,978
$31.02	$—	$23.56
5.00%	—	5.00%

$32.65	$—	$24.80

$90,779,918	$—	$35,329,715
4,510,204	—	1,775,045
$20.13	$—	$19.90

$457,363,258	$236,753,152	$229,958,184
14,202,998	19,871,504	9,432,640
$32.20	$11.91	$24.38

$324,113,804	$452,204,220	$52,416,866
9,978,178	37,811,721	2,147,951
$32.48	$11.96	$24.40

31

Statements of Operations

For the Six Months Ended September 30, 2018 (Unaudited)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Investment Income
Dividends(A)	$2,393,821	$8,679,650	$1,686,841	$448,503
Interest	18,013,998	—	—	—
Income from securities loaned	6,480	692	777	7,047
Total Investment Income	20,414,299	8,680,342	1,687,618	455,550
Expenses
Investment advisory fees	2,533,337	3,822,059	1,134,960	103,331
Administration fees	661,969	887,315	219,426	14,983
Compliance fees and expenses	688	688	688	688
Custody fees	29,425	9,835	5,209	16,055
Professional fees	29,328	31,910	16,562	17,862
Transfer Agent fees, Class A	56,504	176,395	24,837	4,790
Transfer Agent fees, Class C	42,501	16,559	5,034	219
Transfer Agent fees, Class Y	279,720	428,488	20,170	1,742
Transfer Agent fees, Institutional Class	19,279	2,779	53,764	29
Registration fees, Class A	9,069	9,546	7,884	4,763
Registration fees, Class C	8,237	8,059	6,812	4,136
Registration fees, Class Y	23,033	12,073	7,791	4,159
Registration fees, Institutional Class	7,445	7,876	8,868	2,981
Interest expense on securities sold short	24,666	—	—	—
Reports to Shareholders, Class A	6,033	8,942	4,067	3,073
Reports to Shareholders, Class C	6,220	4,214	3,044	2,694
Reports to Shareholders, Class Y	19,498	28,989	3,034	2,720
Reports to Shareholders, Institutional Class	4,093	2,835	4,674	2,675
Distribution expenses, Class A	153,814	204,978	52,191	4,445
Distribution and shareholder servicing expenses, Class C	466,887	204,025	44,698	1,427
Trustee fees	7,121	7,121	7,121	7,121
Other expenses	56,625	189,470	22,884	18,106
Total Expenses	4,445,492	6,064,156	1,653,718	217,999
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(236,416)	(89,719)	(159,528)	(107,031)
Fees eligible for recoupment by the Advisor(B)	—	—	—	—
Net Expenses	4,209,076	5,974,437	1,494,190	110,968
Net Investment Income (Loss)	16,205,223	2,705,905	193,428	344,582
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(3,504,985)	52,609,639	8,452,745	200,859
Net realized losses on futures contracts	(2,673,835)	—	—	—
Net realized losses on securities sold short	(182,136)	—	—	—
Net realized gains on forward foreign currency contracts	5,012,895	—	—	—
Net realized losses on foreign currency transactions	(928,518)	—	—	(7,790)
Net change in unrealized appreciation (depreciation) on investments (C)	(3,125,507)	40,612,101	26,547,239	(1,152,125)
Net change in unrealized appreciation (depreciation) on futures contracts	175,910	—	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(712,106)	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	831	—	—	(1,791)
Net Realized and Unrealized Gains (Losses) on Investments	(5,937,451)	93,221,740	34,999,984	(960,847)
Change in Net Assets Resulting from Operations	$10,267,772	$95,927,645	$35,193,412	$(616,265)
(A) Net of foreign tax withholding of:	$—	$46,938	$14,667	$35,256
(B)See Note 4 in Notes to Financial Statements.
(C) Includes change in deferred foreign capital gains tax of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

32

Statements of Operations (Unaudited) (Continued)

	Touchstone
Touchstone	Sands Capital	Touchstone
Mid Cap	Emerging	Sustainability
Growth	Markets	and Impact
Fund	Growth Fund	Equity Fund

$4,351,826	$4,223,719	$7,826,448
—	—	—
9,971	2,740	69,238
4,361,797	4,226,459	7,895,686

3,316,633	3,229,063	2,536,014
662,077	468,214	565,726
688	688	688
8,680	142,529	25,758
25,822	38,202	25,800
130,550	—	170,732
46,939	—	19,129
206,387	93,746	68,719
28,242	74,337	12,248
8,452	—	10,084
8,848	—	8,249
12,066	18,139	12,001
10,544	10,470	6,091
—	—	—
10,099	—	11,099
7,189	—	4,552
25,198	9,128	9,509
3,687	7,867	2,830
279,675	—	608,819
462,637	—	182,703
7,121	7,121	7,121
43,547	32,484	97,460
5,305,081	4,131,988	4,385,332
—	(17,019)	(34,435)
3,786	37,288	—
5,308,867	4,152,257	4,350,897
(947,070)	74,202	3,544,789

25,638,454	264,452	46,839,889
—	—	—
—	—	—
—	—	—
—	(104,717)	(124,594)

62,892,707	(87,860,393)	3,046,416
—	—	—
—	—	—
—	(11,147)	(4,406)
88,531,161	(87,711,805)	49,757,305
$87,584,091	$(87,637,603)	$53,302,094
$71,253	$286,210	$603,533

$—	$910,399	$—

33

Statements of Changes in Net Assets

	Touchstone
	Flexible Income
	Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2018	Year Ended
	(Unaudited)	March 31, 2018
From Operations
Net investment income (loss)	$16,205,223	$22,718,901
Net realized gains (losses) on investments, futures contracts, securities sold short, forward foreign currency contracts and foreign currency transactions	(2,276,579)	16,281,122
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(3,660,872)	(14,807,252)
Change in Net Assets from Operations	10,267,772	24,192,771

Distributions to Shareholders from(A):
Distributed earnings, Class A	(1,970,131)	—
Distributed earnings, Class C	(1,182,048)	—
Distributed earnings, Class Y	(10,723,534)	—
Distributed earnings, Institutional Class	(1,532,274)	—
Net investment income, Class A	—	(2,242,445)
Net investment income, Class C	—	(1,336,882)
Net investment income, Class Y	—	(15,422,024)
Net investment income, Institutional Class	—	(2,744,520)
Net realized gains, Class A	—	—
Net realized gains, Class C	—	—
Net realized gains, Class Y	—	—
Net realized gains, Institutional Class	—	—
Total Distributions	(15,407,987)	(21,745,871)

Net Increase (Decrease) from Share Transactions (B)	(63,420,876)	277,011,831

Total Increase (Decrease) in Net Assets	(68,561,091)	279,458,731

Net Assets
Beginning of period	952,679,052	673,220,321
End of period	$884,117,961	$952,679,052
Undistributed Net Investment Income(A)	N/A	$808,064

(A)	The presentation of Distributions to Shareholders and Undistributed Net Investment Income have been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5th, 2018. The March 31, 2018 presentation was not impacted.

(B)	For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 38-39.

See accompanying Notes to Financial Statements.

34

Statements of Changes in Net Assets (Continued)

		Touchstone		Touchstone
Touchstone		Growth Opportunities		International
Focused Fund		Fund		Value Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended		Ended		Ended
September 30,	For the	September 30,	For the	September 30,	For the
2018	Year Ended	2018	Year Ended	2018	Year Ended
(Unaudited)	March 31, 2018	(Unaudited)	March 31, 2018	(Unaudited)	March 31, 2018

$2,705,905	$7,611,303	$193,428	$(202,619)	$344,582	$419,364
52,609,639	120,283,282	8,452,745	31,494,443	193,069	634,272
40,612,101	(5,587,396)	26,547,239	16,991,709	(1,153,916)	2,320,380
95,927,645	122,307,189	35,193,412	48,283,533	(616,265)	3,374,016

—	—	—	—	(115,644)	—
—	—	—	—	(9,084)	—
—	—	—	—	(48,491)	—
—	—	—	—	(503,186)	—
—	—	—	—	—	(77,481)
—	—	—	—	—	(3,959)
—	(8,394,330)	—	—	—	(79,646)
—	(224,556)	—	—	—	(405,935)
—	(10,732,390)	—	(3,662,965)	—	—
—	(2,837,165)	—	(950,760)	—	—
—	(58,912,960)	—	(4,305,355)	—	—
—	(1,383,014)	—	(16,435,542)	—	—
—	(82,484,415)	—	(25,354,622)	(676,405)	(567,021)

(63,831,237)	(331,194,847)	1,326,843	14,449,376	(3,351,219)	(1,203,758)

32,096,408	(291,372,073)	36,520,255	37,378,287	(4,643,889)	1,603,237

1,203,817,746	1,495,189,819	281,964,641	244,586,354	23,670,817	22,067,580
$1,235,914,154	$1,203,817,746	$318,484,896	$281,964,641	$19,026,928	$23,670,817
N/A	$4,572,920	N/A	$—	N/A	$479,863

35

Statements of Changes in Net Assets (Continued)

	Touchstone
	Mid Cap
	Growth Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2018	Year Ended
	(Unaudited)	March 31, 2018
From Operations
Net investment income (loss)	$(947,070)	$(1,755,434)
Net realized gains on investments and foreign currency transactions	25,638,454	74,765,740
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	62,892,707	56,871,354
Change in Net Assets from Operations	87,584,091	129,881,660

Distributions to Shareholders from(A):
Net investment income, Class A	—	—
Net investment income, Class Y	—	—
Net investment income, Institutional Class	—	—
Net realized gains, Class A	—	(21,079,821)
Net realized gains, Class C	—	(12,691,656)
Net realized gains, Class Y	—	(32,957,620)
Net realized gains, Institutional Class	—	(7,253,812)
Total Distributions	—	(73,982,909)

Net Increase (Decrease) from Share Transactions(B)	223,700,765	29,486,603

Total Increase (Decrease) in Net Assets	311,284,856	85,385,354

Net Assets
Beginning of period	780,021,540	694,636,186
End of period	$1,091,306,396	$780,021,540
Undistributed (Distribution in Excess of) Net Investment Income(A)	N/A	$—

(A)	The presentation of Distributions to Shareholders and Undistributed (Distributions in Excess of) Net Investment Income have been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5th, 2018. The March 31, 2018 presentation was not impacted.
(B)	For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 40-41.

See accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Sands Capital Emerging		Sustainability and Impact
Markets Growth Fund		Equity Fund
For the		For the
Six Months		Six Months
Ended		Ended
September 30,	For the	September 30,	For the
2018	Year Ended	2018	Year Ended
(Unaudited)	March 31, 2018	(Unaudited)	March 31, 2018

$74,202	$(2,882,217)	$3,544,789	$3,145,215
159,735	7,979,013	46,715,295	107,712,049
(87,871,540)	86,545,880	3,042,010	(53,602,082)
(87,637,603)	91,642,676	53,302,094	57,255,182

—	—	—	(3,484,805)
—	—	—	(1,360,309)
—	—	—	(325,999)
—	—	—	(55,263,887)
—	—	—	(4,969,553)
—	—	—	(19,953,999)
—	—	—	(4,442,461)
—	—	—	(89,801,013)

194,933,684	204,149,556	(2,943,464)	483,918,133

107,296,081	295,792,232	50,358,630	451,372,302

581,661,291	285,869,059	754,958,826	303,586,524
$688,957,372	$581,661,291	$805,317,456	$754,958,826
N/A	$(1,475,036)	N/A	$(764,327)

37

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone				Touchstone
	Flexible Income Fund				Focused Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	September 30, 2018		Ended		September 30, 2018		Ended
	(Unaudited)		March 31, 2018		(Unaudited)		March 31, 2018
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	420,972	$4,536,923	2,384,072	$26,062,646	130,276	$5,773,146	5,193,856	$215,393,682
Proceeds from Shares issued in connection with merger(A)	—	—	9,063,086	99,393,351	—	—	—	—
Reinvestment of distributions	155,081	1,667,337	168,647	1,840,354	—	—	218,807	9,362,745
Cost of Shares redeemed	(2,713,280)	(29,229,624)	(3,606,795)	(39,446,661)	(532,628)	(23,587,899)	(11,772,123)	(489,616,422)
Change from Class A Share Transactions	(2,137,227)	(23,025,364)	8,009,010	87,849,690	(402,352)	(17,814,753)	(6,359,460)	(264,859,995)
Class C
Proceeds from Shares issued	158,785	1,687,467	847,920	9,145,298	28,358	1,186,807	76,446	3,154,356
Proceeds from Shares issued in connection with merger(A)	—	—	6,398,405	69,228,625	—	—	—	—
Reinvestment of distributions	94,744	1,004,913	105,881	1,140,279	—	—	62,701	2,560,724
Cost of Shares redeemed	(1,525,289)	(16,202,524)	(3,109,526)	(33,533,208)	(133,724)	(5,632,191)	(468,507)	(19,362,544)
Change from Class C Share Transactions	(1,271,760)	(13,510,144)	4,242,680	45,980,994	(105,366)	(4,445,384)	(329,360)	(13,647,464)
Class Y
Proceeds from Shares issued	9,553,128	103,249,676	26,129,990	286,674,927	603,873	26,946,049	1,589,181	69,971,464
Proceeds from Shares issued in connection with merger(A)	—	—	4,717,881	51,897,275	—	—	—	—
Reinvestment of distributions	922,535	9,949,473	1,121,385	12,280,699	—	—	1,448,905	63,266,483
Cost of Shares redeemed	(12,207,255)	(131,795,244)	(17,187,979)	(188,422,447)	(1,558,887)	(70,622,667)	(3,782,697)	(166,382,947)
Change from Class Y Share Transactions	(1,731,592)	(18,596,095)	14,781,277	162,430,454	(955,014)	(43,676,618)	(744,611)	(33,145,000)
Institutional Class
Proceeds from Shares issued	1,524,669	16,463,821	2,830,930	31,031,315	248,276	11,449,690	266,753	11,739,387
Reinvestment of distributions	121,872	1,314,077	182,493	1,998,020	—	—	36,639	1,607,570
Cost of Shares redeemed	(2,411,924)	(26,067,171)	(4,769,408)	(52,278,642)	(203,532)	(9,344,172)	(763,585)	(32,889,345)
Change from Institutional Class Share Transactions	(765,383)	(8,289,273)	(1,755,985)	(19,249,307)	44,744	2,105,518	(460,193)	(19,542,388)
Change from Share Transactions	(5,905,962)	$(63,420,876)	25,276,982	$277,011,831	(1,417,988)	$(63,831,237)	(7,893,624)	$(331,194,847)

(A)	See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

38

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Growth				Touchstone International
Opportunities Fund				Value Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
September 30, 2018		Ended		September 30, 2018		Ended
(Unaudited)		March 31, 2018		(Unaudited)		March 31, 2018
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

23,363	$833,924	36,639	$1,195,506	7,754	$63,026	16,591	$125,713
—	—	—	—	—	—	—	—
—	—	107,787	3,426,398	13,643	104,712	8,957	70,067
(74,423)	(2,626,751)	(211,068)	(6,916,585)	(25,231)	(196,663)	(74,185)	(576,350)
(51,060)	(1,792,827)	(66,642)	(2,294,681)	(3,834)	(28,925)	(48,637)	(380,570)

4,003	117,112	14,373	394,942	7,477	56,054	6,967	52,539
—	—	—	—	—	—	—	—
—	—	33,112	870,838	1,057	7,487	510	3,681
(24,303)	(698,935)	(61,897)	(1,698,261)	(4,103)	(30,050)	(6,435)	(48,135)
(20,300)	(581,823)	(14,412)	(432,481)	4,431	33,491	1,042	8,085

52,051	1,887,911	73,508	2,472,287	7,955	64,309	52,785	413,686
—	—	—	—	—	—	—	—
—	—	129,813	4,234,487	6,247	48,013	7,032	55,408
(132,709)	(4,790,040)	(321,436)	(10,885,343)	(134,089)	(1,085,972)	(258,868)	(2,053,555)
(80,658)	(2,902,129)	(118,115)	(4,178,569)	(119,887)	(973,650)	(199,051)	(1,584,461)

499,455	18,201,301	902,423	30,540,021	98,452	761,261	489,277	3,812,266
—	—	498,198	16,435,542	65,989	503,185	52,122	405,935
(318,836)	(11,597,679)	(761,920)	(25,620,456)	(450,040)	(3,646,581)	(447,654)	(3,465,013)
180,619	6,603,622	638,701	21,355,107	(285,599)	(2,382,135)	93,745	753,188
28,601	$1,326,843	439,532	$14,449,376	(404,889)	$(3,351,219)	(152,901)	$(1,203,758)

39

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Mid Cap				Touchstone Sands Capital
	Growth Fund				Emerging Markets Growth Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	September 30, 2018		Ended		September 30, 2018		Ended
	(Unaudited)		March 31, 2018		(Unaudited)		March 31, 2018
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	283,783	$8,526,922	1,278,278	$35,159,997	—	$—	—	$—
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	700,280	18,792,918	—	—	—	—
Cost of Shares redeemed	(1,021,485)	(30,654,247)	(2,878,169)	(79,842,262)	—	—	—	—
Change from Class A Share Transactions	(737,702)	(22,127,325)	(899,611)	(25,889,347)	—	—	—	—
Class C
Proceeds from Shares issued	176,685	3,436,520	221,414	4,144,476	—	—	—	—
Reinvestment of distributions	—	—	692,097	12,118,582	—	—	—	—
Cost of Shares redeemed	(621,365)	(12,104,967)	(2,302,342)	(42,936,290)	—	—	—	—
Change from Class C Share Transactions	(444,680)	(8,668,447)	(1,388,831)	(26,673,232)	—	—	—	—
Class Y
Proceeds from Shares issued	2,989,986	92,573,807	4,508,287	128,755,742	7,489,773	97,805,570	7,625,778	97,669,943
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	1,106,714	30,755,540	—	—	—	—
Cost of Shares redeemed	(1,706,657)	(53,520,363)	(4,375,191)	(125,544,270)	(2,895,969)	(36,446,743)	(2,015,311)	(25,789,341)
Change from Class Y Share Transactions	1,283,329	39,053,444	1,239,810	33,967,012	4,593,804	61,358,827	5,610,467	71,880,602
Institutional Class
Proceeds from Shares issued	7,582,917	241,527,831	2,041,573	61,136,861	13,676,257	177,766,976	14,639,380	183,478,921
Reinvestment of distributions	—	—	254,738	7,137,762	—	—	—	—
Cost of Shares redeemed	(851,010)	(26,084,738)	(694,722)	(20,192,453)	(3,376,118)	(44,192,119)	(4,130,300)	(51,209,967)
Change from Institutional Class Share Transactions	6,731,907	215,443,093	1,601,589	48,082,170	10,300,139	133,574,857	10,509,080	132,268,954

Change from Share Transactions	6,832,854	$223,700,765	552,957	$29,486,603	14,893,943	$194,933,684	16,119,547	$204,149,556

(A)	See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

40

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Sustainability and Impact Equity Fund
For the Six Months
Ended		For the Year
September 30, 2018		Ended
(Unaudited)		March 31, 2018
Shares	Dollars	Shares	Dollars

295,541	$6,698,044	1,146,374	$26,531,636
—	—	15,059,186	366,882,146
—	—	2,491,351	55,905,909
(1,648,749)	(37,528,185)	(1,902,098)	(44,334,865)
(1,353,208)	(30,830,141)	16,794,813	404,984,826

65,424	1,259,759	325,409	6,440,754
—	—	228,656	4,362,762
(299,050)	(5,759,417)	(1,125,959)	(22,454,884)
(233,626)	(4,499,658)	(571,894)	(11,651,368)

2,151,579	—	3,108,576	74,213,609
—	—	1,194,468	29,944,579
—	—	832,351	19,285,566
(1,063,570)	—	(1,892,189)	(45,196,983)
1,088,009	—	3,243,206	78,246,771

320,275	7,595,901	593,288	14,439,758
—	—	205,537	4,768,460
(25,402)	(595,148)	(287,080)	(6,870,314)
294,873	7,000,753	511,745	12,337,904

(203,952)	$(2,943,464)	19,977,870	$483,918,133

41

Financial Highlights

Touchstone Flexible Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value at beginning of period	$10.81		$10.71		$10.58		$10.67	$10.60	$10.94
Income (loss) from investment operations:
Net investment income	0.20		0.26		0.30		0.32	0.43	0.51
Net realized and unrealized gains (losses) on investments	(0.08)		0.11		0.11		(0.10)	0.11	(0.37)
Total from investment operations	0.12		0.37		0.41		0.22	0.54	0.14
Distributions from:
Net investment income	(0.18)		(0.27)		(0.28)		(0.31)	(0.47)	(0.48)
Net asset value at end of period	$10.75		$10.81		$10.71		$10.58	$10.67	$10.60
Total return(A)	1.09	%(B)	3.46%		3.93%		2.13%	5.22%	1.45%
Ratios and supplemental data:
Net assets at end of period (000's)	$112,885		$136,609		$49,544		$57,671	$32,695	$25,928
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	1.05	%(C)(D)	1.06	%(D)	1.10	%(D)	1.09%	1.09%	0.98%
Gross expenses (including dividend and interest expense on securities sold short)	1.10	%(C)(E)	1.14	%(E)	1.30	%(E)	1.32%	1.35%	1.35%
Net investment income	3.43	%(C)	2.60%		2.74%		3.19%	3.95%	4.82%
Portfolio turnover rate	54	%(B)	100	%(F)	127%		122%	102%	44%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.04%, 1.06% and 1.09% for the six months ended September 30, 2018 and years ended March 31, 2018 and 2017, respectively.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.09%, 1.14% and 1.29% for the six months ended September 30, 2018 and years ended March 31, 2018 and 2017, respectively.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

42

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value at beginning of period	$10.67		$10.57		$10.44		$10.54	$10.47	$10.82
Income (loss) from investment operations:
Net investment income	0.15		0.20		0.20		0.26	0.34	0.43
Net realized and unrealized gains (losses) on investments	(0.07)		0.09		0.13		(0.12)	0.12	(0.37)
Total from investment operations	0.08		0.29		0.33		0.14	0.46	0.06
Distributions from:
Net investment income	(0.14)		(0.19)		(0.20)		(0.24)	(0.39)	(0.41)
Net asset value at end of period	$10.61		$10.67		$10.57		$10.44	$10.54	$10.47
Total return(A)	0.73	%(B)	2.73%		3.22%		1.32%	4.52%	0.61%
Ratios and supplemental data:
Net assets at end of period (000's)	$86,743		$100,800		$55,043		$45,079	$25,853	$21,043
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	1.80	%(C)(D)	1.81	%(D)	1.85	%(D)	1.84%	1.84%	1.74%
Gross expenses (including dividend and interest expense on securities sold short)	1.86	%(C)(E)	1.89	%(E)	2.00	%(E)	2.05%	2.10%	2.09%
Net investment income	2.68	%(C)	1.85%		1.99%		2.44%	3.20%	4.07%
Portfolio turnover rate	54	%(B)	100	%(F)	127%		122%	102%	44%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class C was 1.79%, 1.81% and 1.84% for the six months ended September 30, 2018 and years ended March 31, 2018 and 2017, respectively.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class C was 1.85%, 1.89% and 1.99% for the six months ended September 30, 2018 and years ended March 31, 2018 and 2017, respectively.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

43

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value at beginning of period	$10.85		$10.75		$10.61		$10.70	$10.62	$10.97
Income (loss) from investment operations:
Net investment income	0.20		0.31		0.32		0.36	0.46	0.54
Net realized and unrealized gains (losses) on investments	(0.07)		0.09		0.13		(0.11)	0.12	(0.38)
Total from investment operations	0.13		0.40		0.45		0.25	0.58	0.16
Distributions from:
Net investment income	(0.19)		(0.30)		(0.31)		(0.34)	(0.50)	(0.51)
Net asset value at end of period	$10.79		$10.85		$10.75		$10.61	$10.70	$10.62
Total return	1.22	%(A)	3.71%		4.28%		2.38%	5.58%	1.63%
Ratios and supplemental data:
Net assets at end of period (000's)	$606,631		$628,693		$464,002		$358,423	$238,081	$151,652
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	0.80	%(B)(C)	0.82	%(C)	0.85	%(C)	0.84%	0.84%	0.71%
Gross expenses (including dividend and interest expense on securities sold short)	0.84	%(B)(D)	0.90	%(D)	1.00	%(D)	1.05%	1.01%	1.00%
Net investment income	3.68	%(B)	2.84%		2.99%		3.44%	4.21%	5.10%
Portfolio turnover rate	54	%(A)	100	%(E)	127%		122%	102%	44%

(A)	Not annualized.
(B)	Annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y was 0.79%, 0.82% and 0.84% for the six months ended September 30, 2018 and years ended March 31, 2018 and 2017, respectively.
(D)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y was 0.83%, 0.90% and 0.99% for the six months ended September 30, 2018 and years ended March 31, 2018 and 2017, respectively.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

44

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value at beginning of period	$10.84		$10.74		$10.60		$10.69	$10.62	$10.96
Income (loss) from investment operations:
Net investment income	0.21		0.33		0.33		0.36	0.46	0.54
Net realized and unrealized gains (losses) on investments	(0.07)		0.08		0.13		(0.10)	0.12	(0.36)
Total from investment operations	0.14		0.41		0.46		0.26	0.58	0.18
Distributions from:
Net investment income	(0.20)		(0.31)		(0.32)		(0.35)	(0.51)	(0.52)
Net asset value at end of period	$10.78		$10.84		$10.74		$10.60	$10.69	$10.62
Total return	1.27	%(A)	3.81%		4.28%		2.57%	5.58%	1.81%
Ratios and supplemental data:
Net assets at end of period (000's)	$77,859		$86,578		$104,631		$82,286	$44,732	$41,361
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	0.70	%(B)(C)	0.72	%(C)	0.75	%(C)	0.74%	0.74%	0.65%
Gross expenses (including dividend and interest expense on securities sold short)	0.81	%(B)(D)	0.86	%(D)	0.92	%(D)	0.94%	0.95%	0.95%
Net investment income	3.78	%(B)	2.94%		3.09%		3.54%	4.30%	5.16%
Portfolio turnover rate	54	%(A)	100	%(E)	127%		122%	102%	44%

(A)	Not annualized.
(B)	Annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Institutional Class was 0.69%, 0.72% and 0.74% for the six months ended September 30, 2018 and years ended March 31, 2018 and 2017, respectively.
(D)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Institutional Class was 0.80%, 0.86% and 0.91% for the six months ended September 30, 2018 and years ended March 31, 2018 and 2017, respectively.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

45

Financial Highlights (Continued)

Touchstone Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$42.93		$41.47		$36.68	$37.19	$34.87	$27.55
Income from investment operations:
Net investment income(A)	0.05		0.17		0.15	0.16	0.20	0.11
Net realized and unrealized gains on investments	3.40		4.02		5.12	0.38	2.23	7.46
Total from investment operations	3.45		4.19		5.27	0.54	2.43	7.57
Distributions from:
Net investment income	—		—		(0.14)	(0.20)	(0.11)	(0.25)
Realized capital gains	—		(2.73)		(0.34)	(0.85)	—	—
Total distributions	—		(2.73)		(0.48)	(1.05)	(0.11)	(0.25)
Net asset value at end of period	$46.38		$42.93		$41.47	$36.68	$37.19	$34.87
Total return(B)	8.04	%(C)	10.13%		14.45%	1.47%	6.99%	27.67%
Ratios and supplemental data:
Net assets at end of period (000's)	$162,147		$167,354		$425,366	$405,458	$297,072	$233,841
Ratio to average net assets:
Net expenses	1.20	%(D)	1.20%		1.20%	1.20%	1.20%	1.20%
Gross expenses	1.30	%(D)	1.29%		1.28%	1.31%	1.37%	1.46%
Net investment income	0.22	%(D)	0.40%		0.39%	0.43%	0.57%	0.35%
Portfolio turnover rate	7	%(C)	8	%(E)	20%	28%	33%	27	%(F)

Touchstone Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$40.89		$39.90		$35.54	$36.34	$34.32	$27.33
Income (loss) from investment operations:
Net investment loss(A)	(0.11)		(0.14)		(0.13)	(0.11)	(0.06)	(0.13)
Net realized and unrealized gains on investments	3.23		3.86		4.94	0.37	2.18	7.38
Total from investment operations	3.12		3.72		4.81	0.26	2.12	7.25
Distributions from:
Net investment income	—		—		(0.11)	(0.21)	(0.10)	(0.26)
Realized capital gains	—		(2.73)		(0.34)	(0.85)	—	—
Total distributions	—		(2.73)		(0.45)	(1.06)	(0.10)	(0.26)
Net asset value at end of period	$44.01		$40.89		$39.90	$35.54	$36.34	$34.32
Total return(B)	7.63	%(C)	9.34%		13.56%	0.73%	6.18%	26.72%
Ratios and supplemental data:
Net assets at end of period (000's)	$40,176		$41,635		$53,776	$44,338	$9,617	$5,626
Ratio to average net assets:
Net expenses	1.95	%(D)	1.94%		1.95%	1.95%	1.95%	1.95%
Gross expenses	1.95	%(D)	1.94%		1.97%	2.00%	2.09%	2.84%
Net investment loss	(0.53	%)(D)	(0.34%)		(0.36%)	(0.32%)	(0.18%)	(0.40%)
Portfolio turnover rate	7	%(C)	8	%(E)	20%	28%	33%	27	%(F)

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Focused Equity Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

46

Financial Highlights (Continued)

Touchstone Focused Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$43.50		$42.21		$37.29	$37.76	$35.34	$27.86
Income from investment operations:
Net investment income(A)	0.12		0.31		0.27	0.26	0.31	0.19
Net realized and unrealized gains on investments	3.45		4.08		5.22	0.39	2.26	7.54
Total from investment operations	3.57		4.39		5.49	0.65	2.57	7.73
Distributions from:
Net investment income	—		(0.37)		(0.23)	(0.27)	(0.15)	(0.25)
Realized capital gains	—		(2.73)		(0.34)	(0.85)	—	—
Total distributions	—		(3.10)		(0.57)	(1.12)	(0.15)	(0.25)
Net asset value at end of period	$47.07		$43.50		$42.21	$37.29	$37.76	$35.34
Total return	8.21	%(B)	10.43%		14.77%	1.75%	7.29%	27.95%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,007,062		$972,273		$974,660	$853,900	$756,579	$736,023
Ratio to average net assets:
Net expenses	0.90	%(C)	0.91%		0.92%	0.93%	0.92%	0.94%
Gross expenses	0.90	%(C)	0.91%		0.92%	0.94%	0.97%	1.02%
Net investment income	0.52	%(C)	0.69%		0.68%	0.70%	0.85%	0.61%
Portfolio turnover rate	7	%(B)	8	%(D)	20%	28%	33%	27	%(E)

Touchstone Focused Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$43.68		$42.38		$37.45	$37.91	$35.47	$27.96
Income from investment operations:
Net investment income(A)	0.13		0.34		0.30	0.31	0.35	0.24
Net realized and unrealized gains on investments	3.47		4.11		5.24	0.39	2.28	7.57
Total from investment operations	3.60		4.45		5.54	0.70	2.63	7.81
Distributions from:
Net investment income	—		(0.42)		(0.27)	(0.31)	(0.19)	(0.30)
Realized capital gains	—		(2.73)		(0.34)	(0.85)	—	—
Total distributions	—		(3.15)		(0.61)	(1.16)	(0.19)	(0.30)
Net asset value at end of period	$47.28		$43.68		$42.38	$37.45	$37.91	$35.47
Total return	8.24	%(B)	10.54%		14.84%	1.89%	7.40%	28.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$26,529		$22,556		$41,389	$48,805	$51,765	$30,446
Ratio to average net assets:
Net expenses	0.83	%(C)	0.83%		0.83%	0.82%	0.80%	0.80%
Gross expenses	0.92	%(C)	0.92%		0.88%	0.90%	0.88%	1.00%
Net investment income	0.59	%(C)	0.77%		0.76%	0.81%	0.97%	0.75%
Portfolio turnover rate	7	%(B)	8	%(D)	20%	28%	33%	27	%(E)

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Focused Equity Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

47

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018	2017		2016	2015	2014
Net asset value at beginning of period	$32.79		$30.20	$27.35		$33.29	$32.61	$27.05
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.11)	(—	)(A)	(0.08)	(0.15)	0.01
Net realized and unrealized gains (losses) on investments	4.08		5.89	3.86		(2.90)	4.82	6.91
Total from investment operations	4.05		5.78	3.86		(2.98)	4.67	6.92
Distributions from:
Realized capital gains	—		(3.19)	(1.01)		(2.96)	(3.99)	(1.36)
Net asset value at end of period	$36.84		$32.79	$30.20		$27.35	$33.29	$32.61
Total return(B)	12.29	%(C)	19.51%	14.38%		(9.12%)	14.99%	25.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$42,937		$39,901	$38,752		$38,297	$49,162	$47,552
Ratio to average net assets:
Net expenses	1.24	%(D)	1.24%	1.24%		1.24%	1.24%	1.22%
Gross expenses	1.36	%(D)	1.38%	1.39%		1.38%	1.40%	1.43%
Net investment income (loss)	(0.13	%)(D)	(0.32%)	(0.01%)		(0.24%)	(0.47%)	0.09%
Portfolio turnover rate	40	%(C)	86%	90%		137%	87%	79%

Touchstone Growth Opportunities Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$27.08		$25.60	$23.51	$29.27	$29.32	$24.62
Income (loss) from investment operations:
Net investment loss	(0.15)		(0.29)	(0.23)	(0.24)	(0.33)	(0.18)
Net realized and unrealized gains (losses) on investments	3.38		4.96	3.33	(2.56)	4.27	6.24
Total from investment operations	3.23		4.67	3.10	(2.80)	3.94	6.06
Distributions from:
Realized capital gains	—		(3.19)	(1.01)	(2.96)	(3.99)	(1.36)
Net asset value at end of period	$30.31		$27.08	$25.60	$23.51	$29.27	$29.32
Total return(B)	11.89	%(C)	18.65%	13.49%	(9.78%)	14.11%	24.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,097		$8,680	$8,574	$11,665	$13,813	$12,498
Ratio to average net assets:
Net expenses	1.99	%(D)	1.99%	1.99%	1.99%	1.99%	1.97%
Gross expenses	2.26	%(D)	2.29%	2.26%	2.20%	2.21%	2.25%
Net investment loss	(0.88	%)(D)	(1.07%)	(0.76%)	(0.99%)	(1.22%)	(0.66%)
Portfolio turnover rate	40	%(C)	86%	90%	137%	87%	79%

(A)	Less than $0.005 per share.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

48

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2018	Year Ended March 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$33.69	$30.87	$27.90	$33.81	$32.97	$27.27
Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.02)	0.10	—	(A)	(0.06)	0.11
Net realized and unrealized gains (losses) on investments	4.18	6.03	3.91	(2.95)	4.90	6.96
Total from investment operations	4.20	6.01	4.01	(2.95)	4.84	7.07
Distributions from:
Net investment income	—	—	(0.03)	—	(0.01)	(0.01)
Realized capital gains	—	(3.19)	(1.01)	(2.96)	(3.99)	(1.36)
Total distributions	—	(3.19)	(1.04)	(2.96)	(4.00)	(1.37)
Net asset value at end of period	$37.89	$33.69	$30.87	$27.90	$33.81	$32.97
Total return	12.47	%(B)	19.80%	14.64%	(8.88%)	15.32%	26.23%
Ratios and supplemental data:
Net assets at end of period (000's)	$50,426	$47,554	$47,222	$83,721	$107,295	$92,063
Ratio to average net assets:
Net expenses	0.99	%(C)	0.99%	0.99%	0.99%	0.94%	0.92%
Gross expenses	1.05	%(C)	1.07%	1.07%	1.07%	1.01%	1.03%
Net investment income (loss)	0.12	%(C)	(0.07%)	0.24%	0.01%	(0.17%)	0.39%
Portfolio turnover rate	40	%(B)	86%	90%	137%	87%	79%

Touchstone Growth Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value at beginning of period	$34.08		$31.16	$28.15	$34.05	$33.18	$27.42
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.01	0.12	0.01	(0.04)	0.14
Net realized and unrealized gains (losses) on investments	4.22		6.10	3.96	(2.95)	4.92	7.01
Total from investment operations	4.26		6.11	4.08	(2.94)	4.88	7.15
Distributions from:
Net investment income	—		—	(0.06)	—	(0.02)	(0.03)
Realized capital gains	—		(3.19)	(1.01)	(2.96)	(3.99)	(1.36)
Total distributions	—		(3.19)	(1.07)	(2.96)	(4.01)	(1.39)
Net asset value at end of period	$38.34		$34.08	$31.16	$28.15	$34.05	$33.18
Total return	12.50	%(B)	19.94%	14.77%	(8.79%)	15.39%	26.34%
Ratios and supplemental data:
Net assets at end of period (000's)	$216,024		$185,831	$150,038	$176,191	$134,795	$115,769
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%	0.89%	0.89%	0.87%	0.84%
Gross expenses	1.00	%(C)	1.01%	1.00%	0.98%	0.97%	0.98%
Net investment income (loss)	0.23	%(C)	0.03%	0.34%	0.11%	(0.10%)	0.47%
Portfolio turnover rate	40	%(B)	86%	90%	137%	87%	79%

(A)       Less than $0.005 per share.

(B)       Not annualized.

(C)       Annualized.

See accompanying Notes to Financial Statements.

49

Financial Highlights (Continued)

Touchstone International Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2018	Year Ended March 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$8.13	$7.20	$7.37	$8.41	$9.12	$7.62
Income (loss) from investment operations:
Net investment income	0.12	(A)	0.12	(A)	0.16	(A)	0.14	(A)	0.18	0.24
Net realized and unrealized gains (losses) on investments	(0.40)	0.98	0.57	(0.97)	(0.63)	1.35
Total from investment operations	(0.28)	1.10	0.73	(0.83)	(0.45)	1.59
Distributions from:
Net investment income	(0.26)	(0.17)	(0.90)	(0.21)	(0.26)	(0.09)
Net asset value at end of period	$7.59	$8.13	$7.20	$7.37	$8.41	$9.12
Total return(B)	(3.45	%)(C)	15.37%	10.80%	(9.97%)	(4.95%)	20.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,342	$3,612	$3,548	$3,700	$5,280	$6,032
Ratio to average net assets:
Net expenses	1.34	%(D)	1.34%	1.34%	1.36%	1.39%	1.37%
Gross expenses	2.68	%(D)	2.66%	2.56%	2.10%	1.97%	1.79%
Net investment income	3.07	%(D)	1.51%	2.16%	1.78%	1.89%	2.32%
Portfolio turnover rate	26	%(C)	63%	23%	38%	26%	31%

Touchstone International Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2018	Year Ended March 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$7.51	$6.67	$6.83	$7.77	$8.46	$7.10
Income (loss) from investment operations:
Net investment income	0.08	(A)	0.06	(A)	0.09	(A)	0.08	(A)	0.07	0.15
Net realized and unrealized gains (losses) on investments	(0.37)	0.90	0.54	(0.90)	(0.55)	1.27
Total from investment operations	(0.29)	0.96	0.63	(0.82)	(0.48)	1.42
Distributions from:
Net investment income	(0.23)	(0.12)	(0.79)	(0.12)	(0.21)	(0.06)
Net asset value at end of period	$6.99	$7.51	$6.67	$6.83	$7.77	$8.46
Total return(B)	(3.90	%)(C)	14.50%	10.01%	(10.61%)	(5.72%)	20.05%
Ratios and supplemental data:
Net assets at end of period (000's)	$276	$263	$227	$122	$233	$216
Ratio to average net assets:
Net expenses	2.09	%(D)	2.09%	2.09%	2.11%	2.14%	2.12%
Gross expenses	7.66	%(D)	9.12%	11.75%	9.23%	8.35%	6.04%
Net investment income	2.32	%(D)	0.76%	1.41%	1.03%	1.14%	1.57%
Portfolio turnover rate	26	%(C)	63%	23%	38%	26%	31%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

50

Financial Highlights (Continued)

Touchstone International Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2018	Year Ended March 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$8.14	$7.21	$7.39	$8.41	$9.13	$7.62
Income (loss) from investment operations:
Net investment income	0.13	(A)	0.14	(A)	0.18	(A)	0.17	(A)	0.23	0.19
Net realized and unrealized gains (losses) on investments	(0.40)	0.98	0.58	(0.98)	(0.66)	1.43
Total from investment operations	(0.27)	1.12	0.76	(0.81)	(0.43)	1.62
Distributions from:
Net investment income	(0.27)	(0.19)	(0.94)	(0.21)	(0.29)	(0.11)
Net asset value at end of period	$7.60	$8.14	$7.21	$7.39	$8.41	$9.13
Total return	(3.34	%)(B)	15.64%	11.11%	(9.77%)	(4.72%)	21.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,308	$2,377	$3,540	$4,583	$35,108	$43,794
Ratio to average net assets:
Net expenses	1.09	%(C)	1.09%	1.09%	1.12%	1.09%	1.04%
Gross expenses	2.74	%(C)	2.27%	2.02%	1.56%	1.36%	1.33%
Net investment income	3.32	%(C)	1.76%	2.41%	2.02%	2.19%	2.65%
Portfolio turnover rate	26	%(B)	63%	23%	38%	26%	31%

Touchstone International Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2018	Year Ended March 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$8.08	$7.15	$7.35	$8.42	$9.14	$7.62
Income (loss) from investment operations:
Net investment income	0.14	(A)	0.15	(A)	0.18	(A)	0.17	(A)	0.24	0.28
Net realized and unrealized gains (losses) on investments	(0.41)	0.98	0.59	(0.98)	(0.66)	1.36
Total from investment operations	(0.27)	1.13	0.77	(0.81)	(0.42)	1.64
Distributions from:
Net investment income	(0.27)	(0.20)	(0.97)	(0.26)	(0.30)	(0.12)
Net asset value at end of period	$7.54	$8.08	$7.15	$7.35	$8.42	$9.14
Total return	(3.30	%)(B)	15.89%	11.31%	(9.74%)	(4.66%)	21.51%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,101	$17,419	$14,753	$34,742	$72,607	$83,628
Ratio to average net assets:
Net expenses	0.99	%(C)	0.99%	0.99%	0.99%	0.99%	0.97%
Gross expenses	1.80	%(C)	1.73%	1.60%	1.29%	1.28%	1.29%
Net investment income	3.42	%(C)	1.86%	2.51%	2.15%	2.29%	2.72%
Portfolio turnover rate	26	%(B)	63%	23%	38%	26%	31%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

51

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$28.05		$25.91		$23.28	$27.06	$26.50	$23.61
Income (loss) from investment operations:
Net investment loss	(0.05	)(A)	(0.08	)(A)	(0.06)	(0.10)	(0.14)	(0.10)
Net realized and unrealized gains (losses) on investments	3.02		4.95		3.31	(1.62)	4.19	5.74
Total from investment operations	2.97		4.87		3.25	(1.72)	4.05	5.64
Distributions from:
Realized capital gains	—		(2.73)		(0.62)	(2.06)	(3.49)	(2.75)
Net asset value at end of period	$31.02		$28.05		$25.91	$23.28	$27.06	$26.50
Total return(B)	10.59	%(C)	19.28%		14.13%	(6.34%)	16.34%	24.82%
Ratios and supplemental data:
Net assets at end of period (000's)	$219,049		$218,727		$225,381	$226,201	$267,421	$308,316
Ratio to average net assets:
Net expenses	1.27	%(D)	1.29%		1.30%	1.31%	1.34%	1.38%
Gross expenses	1.27	%(D)	1.29%		1.30%	1.31%	1.34%	1.38%
Net investment loss	(0.32	%)(D)	(0.29%)		(0.26%)	(0.42%)	(0.55%)	(0.41%)
Portfolio turnover rate	30	%(C)	76%		95%	92%	73%	79%

Touchstone Mid Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$18.27		$17.84		$16.33	$19.78	$20.39	$18.84
Income (loss) from investment operations:
Net investment loss	(0.10	)(A)	(0.20	)(A)	(0.22)	(0.21)	(0.24)	(0.22)
Net realized and unrealized gains (losses) on investments	1.96		3.36		2.35	(1.18)	3.12	4.52
Total from investment operations	1.86		3.16		2.13	(1.39)	2.88	4.30
Distributions from:
Realized capital gains	—		(2.73)		(0.62)	(2.06)	(3.49)	(2.75)
Net asset value at end of period	$20.13		$18.27		$17.84	$16.33	$19.78	$20.39
Total return(B)	10.18	%(C)	18.38%		13.28%	(7.02%)	15.51%	23.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$90,780		$90,502		$113,153	$127,852	$157,315	$149,927
Ratio to average net assets:
Net expenses	2.03	%(D)	2.04%		2.06%	2.06%	2.07%	2.11%
Gross expenses	2.03	%(D)	2.04%		2.06%	2.06%	2.07%	2.11%
Net investment loss	(1.07	%)(D)	(1.04%)		(1.02%)	(1.17%)	(1.29%)	(1.14%)
Portfolio turnover rate	30	%(C)	76%		95%	92%	73%	79%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

52

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value at beginning of period	$29.07		$26.70		$23.92		$27.71	$27.00	$23.93
Income (loss) from investment operations:
Net investment loss	(0.01	)(A)	(0.01	)(A)	(—	)(B)	(0.04)	(0.08)	(0.05)
Net realized and unrealized gains (losses) on investments	3.14		5.11		3.40		(1.65)	4.28	5.87
Total from investment operations	3.13		5.10		3.40		(1.69)	4.20	5.82
Distributions from:
Net investment income	—		—		—		(0.04)	—	—
Realized capital gains	—		(2.73)		(0.62)		(2.06)	(3.49)	(2.75)
Total distributions	—		(2.73)		(0.62)		(2.10)	(3.49)	(2.75)
Net asset value at end of period	$32.20		$29.07		$26.70		$23.92	$27.71	$27.00
Total return	10.73	%(C)	19.62%		14.38%		(6.08%)	16.69%	25.17%
Ratios and supplemental data:
Net assets at end of period (000's)	$457,363		$375,617		$311,865		$347,706	$299,247	$263,578
Ratio to average net assets:
Net expenses	1.00	%(D)	1.02%		1.06%		1.05%	1.07%	1.07%
Gross expenses	1.00	%(D)	1.02%		1.06%		1.05%	1.07%	1.07%
Net investment loss	(0.05	%)(D)	(0.02%)		(0.02%)		(0.16%)	(0.29%)	(0.11%)
Portfolio turnover rate	30	%(C)	76%		95%		92%	73%	79%

Touchstone Mid Cap Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016	2015	2014
Net asset value at beginning of period	$29.32		$26.90		$24.07	$27.85	$27.10	$23.99
Income (loss) from investment operations:
Net investment income (loss)	—	(A)(B)	—	(A)(B)	0.10	(0.02)	(0.03)	0.03
Net realized and unrealized gains (losses) on investments	3.16		5.15		3.35	(1.65)	4.27	5.83
Total from investment operations	3.16		5.15		3.45	(1.67)	4.24	5.86
Distributions from:
Net investment income	—		—		—	(0.05)	—	—
Realized capital gains	—		(2.73)		(0.62)	(2.06)	(3.49)	(2.75)
Total distributions	—		(2.73)		(0.62)	(2.11)	(3.49)	(2.75)
Net asset value at end of period	$32.48		$29.32		$26.90	$24.07	$27.85	$27.10
Total return	10.78	%(C)	19.62%		14.50%	(5.97%)	16.73%	25.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$324,114		$95,176		$44,236	$84,152	$102,420	$35,097
Ratio to average net assets:
Net expenses	0.95	%(D)(E)	0.99%		0.99%	0.95%	0.98%	0.97%
Gross expenses	0.94	%(D)	0.99%		1.00%	0.95%	0.98%	0.97%
Net investment income (loss)	0.01	%(D)	0.01%		0.05%	(0.05%)	(0.20%)	0.00	%(F)
Portfolio turnover rate	30	%(C)	76%		95%	92%	73%	79%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Net expenses include amounts recouped by the Advisor.
(F)	Less than 0.005%.

See accompanying Notes to Financial Statements.

53

Financial Highlights (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,					Period Ended
	2018		Year Ended March 31,			March 31,
	(Unaudited)		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.56		$10.70	$9.40	$10.37	$10.00
Income (loss) from investment operations:
Net investment loss	(—	)(B)(C)	(0.06)	(0.03)	(0.04)	(0.03)
Net realized and unrealized gains (losses) on investments	(1.65)		2.92	1.33	(0.93)	0.40
Total from investment operations	(1.65)		2.86	1.30	(0.97)	0.37
Net asset value at end of period	$11.91		$13.56	$10.70	$9.40	$10.37
Total return	(12.16	%)(D)	26.82%	13.83%	(9.35%)	3.70	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$236,753		$207,209	$103,467	$58,106	$39,541
Ratio to average net assets:
Net expenses	1.35	%(E)(F)	1.47%	1.49%	1.49%	1.49	%(E)
Gross expenses	1.32	%(E)	1.49%	1.55%	1.59%	1.68	%(E)
Net investment loss	(0.04	%)(E)	(0.73%)	(0.49%)	(0.52%)	(0.46	%)(E)
Portfolio turnover rate	10	%(D)	27%	49%	32%	90	%(D)

Touchstone Sands Capital Emerging Markets Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,					Period Ended
	2018		Year Ended March 31,			March 31,
	(Unaudited)		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.61		$10.73	$9.41	$10.37	$10.00
Income (loss) from investment operations:
Net investment income (loss)	—(B)(C)		(0.06)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	(1.65)		2.94	1.35	(0.94)	0.40
Total from investment operations	(1.65)		2.88	1.32	(0.96)	0.37
Net asset value at end of period	$11.96		$13.61	$10.73	$9.41	$10.37
Total return	(12.12	%)(D)	26.84%	14.03%	(9.26%)	3.70	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$452,204		$374,452	$182,402	$101,401	$32,743
Ratio to average net assets:
Net expenses	1.25	%(E)	1.37%	1.39%	1.39%	1.39	%(E)
Gross expenses	1.26	%(E)	1.41%	1.46%	1.51%	1.59	%(E)
Net investment income (loss)	0.06	%(E)	(0.63%)	(0.39%)	(0.42%)	(0.36	%)(E)
Portfolio turnover rate	10	%(D)	27%	49%	32%	90	%(D)

(A)	Represents the period from commencement of operations (May 12, 2014) through March 31, 2015.
(B)	Less than $0.005 or $(0.005) per share.
(C)	The net investment income (loss) per share was based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Net expenses include amounts recouped by the Advisor.

See accompanying Notes to Financial Statements.

54

Financial Highlights (Continued)

Touchstone Sustainability and Impact Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2018	Year Ended March 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$22.01	$21.52	$18.98	$30.96	$31.81	$28.74
Income (loss) from investment operations:
Net investment income	0.10	0.03	0.18	0.06	(A)	0.11	0.02
Net realized and unrealized gains (losses) on investments	1.45	3.37	2.47	(1.99)	4.87	5.96
Total from investment operations	1.55	3.40	2.65	(1.93)	4.98	5.98
Distributions from:
Net investment income	—	(0.17)	(0.11)	(0.03)	(0.05)	(0.05)
Realized capital gains	—	(2.74)	—	(10.02)	(5.78)	(2.86)
Total distributions	—	(2.91)	(0.11)	(10.05)	(5.83)	(2.91)
Net asset value at end of period	$23.56	$22.01	$21.52	$18.98	$30.96	$31.81
Total return(B)	7.04	%(C)	15.57%	14.01%	(8.73%)	17.17%	21.27%
Ratios and supplemental data:
Net assets at end of period (000's)	$487,613	$485,413	$113,062	$137,306	$257,273	$287,813
Ratio to average net assets:
Net expenses	1.16	%(D)	1.19%	1.24%	1.24%	1.25%	1.23%
Gross expenses	1.16	%(D)	1.22%	1.36%	1.39%	1.28%	1.29%
Net investment income	0.86	%(D)	0.58%	0.83%	0.31%	0.35%	0.06%
Portfolio turnover rate	22	%(C)	72	%(E)	53%	304%	98%	92%

Touchstone Sustainability and Impact Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018		2017	2016		2015	2014
Net asset value at beginning of period	$18.68		$18.62		$16.47	$28.32		$29.72	$27.17
Income (loss) from investment operations:
Net investment income (loss)	—	(F)	(0.05)		0.01	(0.08	)(A)	(0.12)	(0.21)
Net realized and unrealized gains (losses) on investments	1.22		2.85		2.15	(1.75)		4.50	5.62
Total from investment operations	1.22		2.80		2.16	(1.83)		4.38	5.41
Distributions from:
Net investment income	—		—		(0.01)	(10.02)		(5.78)	(2.86)
Realized capital gains	—		(2.74)		—	—		—	—
Total distributions	—		(2.74)		(0.01)	(10.02)		(5.78)	(2.86)
Net asset value at end of period	$19.90		$18.68		$18.62	$16.47		$28.32	$29.72
Total return(B)	6.53	%(C)	14.75%		13.12%	(9.41%)		16.30%	20.35%
Ratios and supplemental data:
Net assets at end of period (000's)	$35,330		$37,513		$48,055	$56,435		$103,861	$111,631
Ratio to average net assets:
Net expenses	1.99	%(D)	1.99%		1.99%	1.99%		2.00%	1.98%
Gross expenses	2.01	%(D)	2.05%		2.12%	2.15%		2.03%	2.04%
Net investment income (loss)	0.03	%(D)	(0.23%)		0.08%	(0.44%)		(0.40%)	(0.69%)
Portfolio turnover rate	22	%(C)	72	%(E)	53%	304%		98%	92%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Sustainable Core Opportunities Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 or $(0.005) per share.

See accompanying Notes to Financial Statements.

55

Financial Highlights (Continued)

Touchstone Sustainability and Impact Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2018	Year Ended March 31,
(Unaudited)	2018	2017	2016	2015	2014
Net asset value at beginning of period	$22.75	$22.11	$19.49	$31.49	$32.23	$29.07
Income (loss) from investment operations:
Net investment income	0.12	0.16	0.20	0.13	(A)	0.22	0.09
Net realized and unrealized gains (losses) on investments	1.51	3.41	2.58	(2.06)	4.92	6.06
Total from investment operations	1.63	3.57	2.78	(1.93)	5.14	6.15
Distributions from:
Net investment income	—	(0.19)	(0.16)	(0.05)	(0.10)	(0.13)
Realized capital gains	—	(2.74)	—	(10.02)	(5.78)	(2.86)
Total distributions	—	(2.93)	(0.16)	(10.07)	(5.88)	(2.99)
Net asset value at end of period	$24.38	$22.75	$22.11	$19.49	$31.49	$32.23
Total return	7.17	%(B)	15.90%	14.30%	(8.54%)	17.48%	21.62%
Ratios and supplemental data:
Net assets at end of period (000's)	$229,958	$189,837	$112,790	$67,638	$416,741	$577,708
Ratio to average net assets:
Net expenses	0.90	%(C)	0.94%	0.99%	0.99%	0.99%	0.97%
Gross expenses	0.92	%(C)	0.99%	1.09%	1.14%	1.00%	1.05%
Net investment income	1.12	%(C)	0.82%	1.08%	0.56%	0.61%	0.32%
Portfolio turnover rate	22	%(B)	72	%(D)	53%	304%	98%	92%

Touchstone Sustainability and Impact Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,					Period Ended
	2018		Year Ended March 31,			March 31,
	(Unaudited)		2018		2017	2016(E)
Net asset value at beginning of period	$22.77		$22.13		$19.50	$31.44
Income (loss) from investment operations:
Net investment income	0.12		0.20		0.19	0.11	(A)
Net realized and unrealized gains (losses) on investments	1.51		3.38		2.61	(1.98)
Total from investment operations	1.63		3.58		2.80	(1.87)
Distributions from:
Net investment income	—		(0.20)		(0.17)	(0.05)
Realized capital gains	—		(2.74)		—	(10.02)
Total distributions	—		(2.94)		(0.17)	(10.07)
Net asset value at end of period	$24.40		$22.77		$22.13	$19.50
Total return	7.16	%(B)	15.95%		14.41%	(8.49	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$52,417		$42,196		$29,679	$6,843
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%		0.89%	0.89	%(C)
Gross expenses	0.93	%(C)	1.01%		1.11%	1.48	%(C)
Net investment income	1.13	%(C)	0.87%		1.18%	0.66	%(C)
Portfolio turnover rate	22	%(B)	72	%(D)	53%	304%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Sustainable Core Opportunities Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(E)	Represents the period from commencement of operations (May 4, 2015) through March 31, 2016.

See accompanying Notes to Financial Statements.

56

Notes to Financial Statements

September 30, 2018 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of twenty-two funds, including the following seven funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Flexible Income Fund (“Flexible Income Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Growth Opportunities Fund (“Growth Opportunities Fund”)

Touchstone International Value Fund (“International Value Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Sands Capital Emerging Markets Growth Fund (“Sands Capital Emerging Markets Growth Fund”)

Touchstone Sustainability and Impact Equity Fund (“Sustainability and Impact Equity Fund”)

Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

	Class A	Class C	Class Y	Institutional Class
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Growth Opportunities Fund	X	X	X	X
International Value Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X
Sands Capital Emerging Markets Growth Fund	—	—	X	X
Sustainability and Impact Equity Fund	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Regulatory Updates — In August 2018, the Securities and Exchange Commission (the “SEC”) released its Final Rules that eliminated or amended disclosure requirements in the financial statements that were redundant or outdated in light of changes in SEC requirements or US GAAP. The Final Rules were effective November 5, 2018. Management has evaluated the SEC Final Rules and is complying with the amendments in the current financial statements.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

57

Notes to Financial Statements (Unaudited) (Continued)

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended September 30, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. At September 30, 2018, there were no transfers for Level 3 for the Funds.

During the six months ended September 30, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

58

Notes to Financial Statements (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

As of September 30, 2018, the Flexible Income Fund did not hold any securities sold short.

Options — The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses

59

Notes to Financial Statements (Unaudited) (Continued)

on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

As of September 30, 2018, the Flexible Income Fund did not hold any options.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of September 30, 2018, the Flexible Income Fund held futures contracts as shown in the Portfolio of Investments and had cash in the amount of $5,773,920 held as collateral to cover futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

60

Notes to Financial Statements (Unaudited) (Continued)

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended September 30, 2018, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Flexible Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash

61

Notes to Financial Statements (Unaudited) (Continued)

collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Flexible Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of September 30, 2018, the Flexible Income Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Flexible Income Fund
Futures Contracts	$328,184	$(148,174)
Forward Foreign Currency Contracts	95,993	(273,891)
Total gross amount of assets and liabilities subject to MNA	$424,177	$(422,065)

The following table presents the Flexible Income Fund’s assets net of amounts available for offset under a MNA and net of the related collateral pledged to the Fund as of September 30, 2018:

		Gross
		Amount	Gross Amount Available
		of	for Offset in Statement of	Non-Cash	Cash
	Derivative	Recognized	Assets	Collateral	Collateral	Net
Counterparty	Type	Assets	and Liabilities	Received	Received	Amount(A)
Wells Fargo	Futures Contracts	$328,184	$(148,174)	$—	$—	$180,010
Morgan Stanley	Forward Foreign Currency Contracts	95,993	(95,993)	—	—	—

(A)	Net amount represents the net amount receivable from the counterparty in the event of default.

The following table presents the Flexible Income Fund’s liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of September 30, 2018:

		Gross
		Amount	Gross Amount Available
		of	for Offset in Statement of	Non-Cash	Cash
	Derivative	Recognized	Assets	Collateral	Collateral	Net
Counterparty	Type	Liabilities	and Liabilities	Pledged	Pledged	Amount(A)
Wells Fargo	Futures Contracts	$148,174	$(148,174)	$—	$—	$—
Morgan Stanley	Forward Foreign Currency Contracts	273,891	(95,993)	—	—	177,898

(A)	Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primary risk exposure as of September 30, 2018:

Fair Value of Derivative Investments As of September 30, 2018
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Futures - Interest Rate Contracts*	$321,601	$—
	Futures - Equity Contracts*	6,583	(148,174)
	Forward Foreign Currency Contracts**	95,993	(273,891)

62

Notes to Financial Statements (Unaudited) (Continued)

* Statements of Assets and Liabilities Location: Unrealized appreciation on futures contracts and unrealized depreciation on futures contracts, respectively.

**       Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts and unrealized depreciation on forward foreign currency contracts, respectively.

The following table sets forth the effect of the Flexible Income Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended September 30, 2018:

The Effect of Derivative Investments on the Statements of Operations for the Six Months Ended September 30, 2018
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Flexible Income Fund	Purchased Options - Equity Contracts*	$(265,833)	$—
	Futures - Equity Contracts**	(1,076,653)	(489,501)
	Futures - Interest Rate Contracts**	(1,597,182)	665,411
	Forward - Foreign Currency Contracts***	5,012,895	(712,106)

* Statements of Operations Location: Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments, respectively.

** Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.

*** Statements of Operations Location: Net realized gains on forward foreign currency contracts and Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.

For the six months ended September 30, 2018, the average quarterly balance of outstanding derivative financial instruments for the Flexible Income Fund was as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$231,102
Written Options - Premiums received	$—
Futures - Notional value	$5,497,856
Interest rate contracts:
Futures - Notional value	$35,136,369
Foreign currency contracts:
Written Options - Premiums received	$—
Forward foreign currency contracts:
U.S. dollar amount delivered	$12,149,382
U.S. dollar amount received	$25,746,923

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of September 30, 2018, the following Funds loaned securities and received collateral as follows:

63

Notes to Financial Statements (Unaudited) (Continued)

			Market
		Market	Value
		Value of	of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Flexible Income Fund	Preferred Stocks	$26,230	$26,800	$570
International Value Fund	Common Stocks	725,171	733,788	8,617
Mid Cap Growth Fund	Common Stocks	1,441,865	1,494,513	52,648

* The remaining contractual maturity is overnight for all securities.

**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

***	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Effective August 17, 2018, the maximum offering price per share of Class A shares of the equity funds (all funds except the Flexible Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the fixed income fund (the Flexible Income Fund) is equal to the NAV per share plus a sales load equal to 2.04% of the NAV (or 2.00% of the offering price). Prior to August 17, 2018, the maximum offering price per share of Class A shares of the Funds was equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Class C, Class Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

64

Notes to Financial Statements (Unaudited) (Continued)

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund and the International Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund declares and distributes net investment income, if any, monthly, as a dividend to shareholders. The International Value Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2018:

	Flexible		Growth
	Income	Focused	Opportunities
	Fund	Fund	Fund
Purchases of investment securities	$178,906,087	$87,078,592	$121,541,191
Proceeds from sales and maturities	$227,850,079	$152,782,414	$116,886,820

65

Notes to Financial Statements (Unaudited) (Continued)

			Sands Capital
			Emerging	Sustainability
	International	Mid Cap	Markets	and Impact
	Value	Growth	Growth	Equity
	Fund	Fund	Fund	Fund
Purchases of investment securities	$5,330,858	$493,551,507	$262,661,193	$169,999,247
Proceeds from sales and maturities	$9,887,967	$266,857,511	$64,483,095	$173,843,054

For the six months ended September 30, 2018, purchases and proceeds from sales and maturities in U.S. Government securities were $293,344,034 and $294,777,375, respectively, for the Flexible Income Fund.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $49,847 for the six months ended September 30, 2018.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Flexible Income Fund	0.60% on the first $500 million
0.50% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets in excess of $500 million
Growth Opportunities Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion
International Value Fund	1.00%
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund	1.00%
Sustainability and Impact Equity Fund	0.65% on the first $1 billion
0.60% on such assets in excess of $1 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

66

Notes to Financial Statements (Unaudited) (Continued)

Barrow, Hanley, Mewhinney & Strauss, LLC	Sands Capital Management, LLC
International Value Fund	Sands Capital Emerging Markets Growth Fund
ClearArc Capital, Inc.	Westfield Capital Management Company, L.P.
Flexible Income Fund	Growth Opportunities Fund
Fort Washington Investment Advisors, Inc.*	Mid Cap Growth Fund
Focused Fund
Rockefeller & Co., LLC

Sustainability and Impact Equity Fund

*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers, other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

				Institutional
	Class A	Class C	Class Y	Class
Flexible Income Fund	1.04%	1.79%	0.79%	0.69%
Focused Fund	1.20%	1.95%	0.95%	0.83%
Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%
International Value Fund	1.34%	2.09%	1.09%	0.99%
Mid Cap Growth Fund	1.39%	2.14%	1.14%	0.99%
Sands Capital Emerging Markets Growth Fund	—	—	1.35%	1.25%
Sustainability and Impact Equity Fund	1.17%	1.99%	0.90%	0.89%

These expense limitations will remain in effect for all Funds through at least July 29, 2019, except for Flexible Income Fund and Sustainability and Impact Equity Fund. The expense limitation for Flexible Income Fund and Sustainability and Impact Equity Fund will remain in effect through at least October 26, 2019. The expense limitation agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended September 30, 2018, the Advisor or its affiliates waived investment advisory fees and administration fees or other operating expenses, including distribution fees of the Funds, as follows:

	Investment		Other Operating
	Advisory		Expenses
	Fees	Administration	Reimbursed/
Fund	Waived	Fees Waived	Waived	Total
Flexible Income Fund	$—	$168,700	$67,716	$236,416
Focused Fund	—	—	89,719	89,719
Growth Opportunities Fund	—	59,773	99,755	159,528
International Value Fund	60,826	14,983	31,222	107,031
Sands Capital Emerging Markets Growth Fund	—	—	17,019	17,019
Sustainability and Impact Equity Fund	—	—	34,435	34,435

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which

67

Notes to Financial Statements (Unaudited) (Continued)

the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of waiver or reimbursement and the Fund’s current expense limitation.

As of September 30, 2018, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expires	Expires	Expires	Expires
	on or	on or	on or	on or
	before	before	before	before
	March 31,	March 31,	March 31,	March 31,
Fund	2019	2020	2021	2022	Total
Flexible Income Fund	$441,749	$988,671	$695,170	$216,203	$2,341,793
Focused Fund	34,394	23,692	23,561	10,844	92,491
Growth Opportunities Fund	137,702	262,643	267,156	133,228	800,729
International Value Fund	147,324	205,903	213,339	101,159	667,725
Sands Capital Emerging Markets Growth Fund	44,254	130,916	147,227	17,019	339,416
Sustainability and Impact Equity Fund	178,945	218,763	161,406	30,844	589,958

For the six months ended September 30, 2018, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from the Mid Cap Growth Fund and Sands Capital Emerging Markets Growth Fund of $3,786 and $37,288, respectively.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided

68

Notes to Financial Statements (Unaudited) (Continued)

to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended September 30, 2018:

Fund	Amount
Flexible Income Fund	$6,372
Focused Fund	7,671
Growth Opportunities Fund	3,851
International Value Fund	100
Mid Cap Growth Fund	29,567
Sustainability and Impact Equity Fund	10,981

In addition, the Underwriter collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the six months ended September 30, 2018:

Fund	Class A	Class C
Flexible Income Fund	$—	$307
Focused Fund	—	104
Growth Opportunities Fund	—	11
International Value Fund	—	94
Mid Cap Growth Fund	1	195
Sustainability and Impact Equity Fund	—	7

INTERFUND TRANSACTIONS

The Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended September 30, 2018, the Funds did not engage in any Rule 17a-7 transactions as defined under the 1940 Act.

5. Liquidity

ReFlow Fund LLC—The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash

69

Notes to Financial Statements (Unaudited) (Continued)

to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended September 30, 2018, ReFlow was not utilized by the funds.

Interfund Lending—Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended September 30, 2018, the program was not utilized by the funds.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2018 and March 31, 2017 are as follows:

	Flexible				Growth
	Income Fund		Focused Fund		Opportunities Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2018	2017	2018	2017	2018	2017
From ordinary income	$21,745,871	$18,697,931	$29,800,080	$7,223,956	$15,769,503	$6,735,141
From long-term capital gains	—	—	52,684,335	12,445,614	9,585,119	1,718,652
Total distributions	$21,745,871	$18,697,931	$82,484,415	$19,669,570	$25,354,622	$8,453,793

	International		Mid Cap
	Value Fund		Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2018	2017	2018	2017
From ordinary income	$567,021	$2,828,829	$12,550,670	$—
From long-term capital gains	—	—	61,432,239	19,400,314
Total distributions	$567,021	$2,828,829	$73,982,909	$19,400,314

70

Notes to Financial Statements (Unaudited) (Continued)

	Sands Capital		Sustainability
	Emerging Markets		and Impact Equity
	Growth Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2018	2017	2018	2017
From ordinary income	$—	$—	$5,228,811	$1,573,282
From long-term capital gains	—	—	84,572,202	—
Total distributions	$—	$—	$89,801,013	$1,573,282

The following information is computed on a tax basis for each item as of March 31, 2018:

	Flexible		Growth
	Income	Focused	Opportunities
	Fund	Fund	Fund
Tax cost of portfolio investments	$934,100,847	$900,895,689	$222,682,297
Gross unrealized appreciation on investments	17,318,967	346,338,847	66,096,531
Gross unrealized depreciation on investments	(15,680,286)	(43,548,221)	(4,918,748)
Net unrealized appreciation (depreciation) on investments	1,638,681	302,790,626	61,177,783
Gross unrealized appreciation on foreign currency transactions and derivatives	1,158	—	—
Gross unrealized depreciation on foreign currency transactions and derivatives	(25,045)	—	—
Net unrealized depreciation on foreign currency transactions and derivatives	(23,887)	—	—
Other temporary differences	(2,895)	—	—
Undistributed ordinary income	1,346,242	7,638,867	—
Undistributed capital gains	4,234,655	23,979,659	5,747,056
Accumulated earnings (deficit)	$7,192,796	$334,409,152	$66,924,839

	International	Mid Cap
	Value	Growth
	Fund	Fund
Tax cost of portfolio investments	$25,083,602	$587,414,935
Gross unrealized appreciation on investments	2,617,027	198,349,849
Gross unrealized depreciation on investments	(2,044,467)	(10,299,318)
Net unrealized appreciation (depreciation) on investments	572,560	188,050,531
Gross unrealized appreciation on foreign currency transactions	731	—
Gross unrealized depreciation on foreign currency transactions	(116)	—
Net unrealized depreciation on foreign currency transactions	615	—
Capital loss carryforwards	(9,586,442)	—
Undistributed ordinary income	481,214	13,059,653
Undistributed capital gains	—	25,205,065
Accumulated earnings (deficit)	$(8,532,053)	$226,315,249

71

Notes to Financial Statements (Unaudited) (Continued)

	Sands Capital	Sustainability
	Emerging Markets	and Impact
	Growth	Equity
	Fund	Fund
Tax cost of portfolio investments	$456,256,819	$644,067,679
Gross unrealized appreciation on investments	140,362,555	138,675,902
Gross unrealized depreciation on investments	(17,921,640)	(18,578,694)
Net unrealized appreciation (depreciation) on investments	122,440,915	120,097,208
Gross unrealized appreciation on foreign currency transactions and deferred foreign capital gains tax	—	23
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	(907,768)	(11,177)
Net unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	(907,768)	(11,154)
Post-October and Qualified Late-Year Losses	(1,475,036)	—
Capital loss carryforwards	(4,209,065)	—
Undistributed ordinary income	—	2,287,722
Undistributed capital gains	—	10,892,758
Accumulated earnings (deficit)	$115,849,046	$133,266,534

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities and investments in passive foreign investment company (“PFIC”) adjustments.

As of March 31, 2018, the Funds had the following capital loss carryforwards for federal income tax purposes:

	No	No
	Expiration	Expiration
Fund	Short Term	Long Term	Total
International Value Fund	$2,874,987	$6,711,455	$9,586,442
Sands Capital Emerging Markets Growth Fund	4,209,065	—	4,209,065

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2018, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
		Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Federal Tax	on	on	Appreciation	Depreciation	Appreciation
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Flexible Income Fund	$873,958,652	$14,995,314	$(16,372,170)	$424,177	$(422,067)	$(1,374,746)
Focused Fund	894,815,779	389,491,369	(46,088,642)	—	—	343,402,727
Growth Opportunities Fund	228,372,381	92,095,165	(3,934,225)	—	—	88,160,940
International Value Fund	20,251,639	1,668,589	(2,209,984)	—	(1,175)	(542,570)
Mid Cap Growth Fund	849,920,615	262,221,206	(10,228,251)	—	—	251,992,955
Sands Capital Emerging Markets Growth Fund	665,565,192	74,457,248	(36,782,098)	—	(8,516)	37,666,634

72

Notes to Financial Statements (Unaudited) (Continued)

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
		Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Federal Tax	on	on	Appreciation	Depreciation	Appreciation
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Sustainability and Impact Equity Fund	$675,316,130	$147,151,193	$(20,513,948)	$6,300	$(18,097)	$126,625,448

*	Other includes Derivatives and Foreign Currency Transactions.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2015 through 2018) and have concluded that no provision for income tax is required in their financial statements.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Sector Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities

73

Notes to Financial Statements (Unaudited) (Continued)

are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Fund Mergers

Flexible Income Fund:

The shareholders of the Sentinel Multi-Asset Income Fund, a series of the Sentinel Group Funds, Inc., approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Sentinel Multi-Asset Income Fund to the Touchstone Flexible Income Fund. The tax-free merger took place on October 27, 2017.

				After
	Before Reorganization			Reorganization
	Sentinel		Touchstone	Touchstone
	Multi-Asset		Flexible	Flexible
	Income Fund		Income Fund	Income Fund
Class A
Shares	9,063,086	(A)	4,559,664	13,622,750
Net Assets	$99,393,351		$50,004,817	$149,398,168
Net Asset Value	$10.97	(A)	$10.97	$10.97
Class C
Shares	6,398,405	(B)	4,812,158	11,210,563
Net Assets	$69,228,625		$52,065,980	$121,294,605
Net Asset Value	$10.82	(B)	$10.82	$10.82
Class Y*
Shares	4,717,881	(C)	51,502,699	56,220,580
Net Assets	$51,897,275		$566,535,937	$618,433,212
Net Asset Value	$11.00	(C)	$11.00	$11.00

Institutional Class
Shares	—		9,032,583	9,032,583
Net Assets	$—		$99,330,556	$99,330,556
Net Asset Value	$—		$11.00	$11.00
Fund Total
Shares Outstanding	17,801,358		69,907,104	90,086,476
Net Assets	$220,519,251		$767,937,290	$988,456,541
Unrealized Appreciation	$8,201,027		$20,254,664	$28,455,691

(A) Reflects a 1.1325:1 reverse stock split which occurred on the date of reorganization, October 27, 2017.

(B) Reflects a 1.1411:1 reverse stock split which occurred on the date of reorganization, October 27, 2017.

(C) Reflects a 1.1256:1 reverse stock split which occurred on the date of reorganization, October 27, 2017.

* The Sentinel Multi-Asset Income Fund had Class I shares outstanding immediately prior to the reorganization, which were exchanged for Class Y shares of the Flexible Income Fund.

74

Notes to Financial Statements (Unaudited) (Continued)

Assuming this reorganization had been completed on April 1, 2017, the Flexible Income Fund’s results of operations for the year ended March 31, 2018 (unaudited) would have been as follows:

Net investment income	$29,517,381
Net realized and unrealized gains (losses) on investments, foreign currency and derivatives	$6,551,457
Net increase in net assets resulting from operations	$36,068,838

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Flexible Income Fund that have been included in its statement of operations since the reorganization.

Sustainability and Impact Equity Fund:

The shareholders of the Sentinel Sustainable Core Opportunities Fund, a series of the Sentinel Group Funds, Inc., approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Sentinel Sustainable Core Opportunities Fund to the Touchstone Sustainability and Impact Equity Fund. The tax-free merger took place on October 27, 2017.

				After
	Before Reorganization			Reorganization
	Sentinel		Touchstone	Touchstone
	Sustainable		Sustainability	Sustainability
	Core		and	and
	Opportunities		Impact Equity	Impact Equity
	Fund		Fund	Fund
Class A
Shares	15,059,186	(A)	5,341,974	20,401,160
Net Assets	$366,882,146		$130,145,017	$497,027,163
Net Asset Value	$24.36	(A)	$24.36	$24.36
Class C
Shares	—		1,938,144	1,938,144
Net Assets	$—		$40,684,897	$40,684,897
Net Asset Value	$—		$20.99	$20.99
Class Y*
Shares	1,194,468	(B)	6,049,314	7,243,782
Net Assets	$29,944,579		$151,652,545	$181,597,124
Net Asset Value	$25.07	(B)	$25.07	$25.07
Institutional Class
Shares	—		1,507,931	1,507,931
Net Assets	$—		$37,853,181	$37,853,181
Net Asset Value	$—		$25.10	$25.10
Fund Total
Shares Outstanding	16,455,114		14,837,363	31,091,017
Net Assets	$396,826,725		$360,335,640	$757,162,365
Unrealized Appreciation	$147,234,940		$65,885,795	$213,120,735

(A) Reflects a 0.9897:1 stock split which occurred on the date of reorganization, October 27, 2017.

(B) Reflects a 0.9645:1 stock split which occurred on the date of reorganization, October 27, 2017.

* The Sentinel Sustainable Core Opportunities Fund had Class I shares outstanding immediately prior to the reorganization, which were exchanged for Class Y shares of the Sustainability and Impact Equity Fund.

Assuming this reorganization had been completed on April 1, 2017, the Sustainability and Impact Equity Fund’s results of operations for the year ended March 31, 2018 (unaudited) would have been as follows:

75

Notes to Financial Statements (Unaudited) (Continued)

Net investment income	$5,616,467
Net realized and unrealized gains (losses) on investments and foreign currency	$93,683,687
Net increase in net assets resulting from operations	$99,300,154

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Sustainability and Impact Equity Fund that have been included in its statement of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.

At a meeting held on November 15, 2018, the Board approved the replacement of the current sub-advisor of the Flexible Income Fund, ClearArc Capital Inc., with Bramshill Investments, LLC, to take effect on November 30, 2018.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

76

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling tollfree 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. Effective March 2019, this information will be filed on Form N-PORT within 60 days of the period end. The complete listing of each Fund’s portfolio holdings (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 through September 30, 2018).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and

77

Other Items (Unaudited) (Continued)

will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2018	2018	2018	2018*
Touchstone Flexible Income Fund
Class A	Actual	1.05%	$1,000.00	$1,010.90	$5.29	**
Class A	Hypothetical	1.05%	$1,000.00	$1,019.80	$5.32	**

Class C	Actual	1.80%	$1,000.00	$1,007.30	$9.06	**
Class C	Hypothetical	1.80%	$1,000.00	$1,016.04	$9.10	**

Class Y	Actual	0.80%	$1,000.00	$1,012.20	$4.04	**
Class Y	Hypothetical	0.80%	$1,000.00	$1,021.06	$4.05	**

Institutional Class	Actual	0.70%	$1,000.00	$1,012.70	$3.53	**
Institutional Class	Hypothetical	0.70%	$1,000.00	$1,021.56	$3.55	**

Touchstone Focused Fund
Class A	Actual	1.20%	$1,000.00	$1,080.40	$6.26
Class A	Hypothetical	1.20%	$1,000.00	$1,019.05	$6.07

Class C	Actual	1.95%	$1,000.00	$1,076.30	$10.15
Class C	Hypothetical	1.95%	$1,000.00	$1,015.29	$9.85

Class Y	Actual	0.90%	$1,000.00	$1,082.10	$4.70
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56

Institutional Class	Actual	0.83%	$1,000.00	$1,082.40	$4.33
Institutional Class	Hypothetical	0.83%	$1,000.00	$1,020.91	$4.20

Touchstone Growth Opportunities Fund
Class A	Actual	1.24%	$1,000.00	$1,122.90	$6.60
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28

Class C	Actual	1.99%	$1,000.00	$1,118.90	$10.57
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05

Class Y	Actual	0.99%	$1,000.00	$1,124.70	$5.27
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

Institutional Class	Actual	0.89%	$1,000.00	$1,125.00	$4.74
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51

Touchstone International Value Fund
Class A	Actual	1.34%	$1,000.00	$965.50	$6.60
Class A	Hypothetical	1.34%	$1,000.00	$1,018.35	$6.78

Class C	Actual	2.09%	$1,000.00	$961.00	$10.27
Class C	Hypothetical	2.09%	$1,000.00	$1,014.59	$10.56

Class Y	Actual	1.09%	$1,000.00	$966.60	$5.37
Class Y	Hypothetical	1.09%	$1,000.00	$1,019.60	$5.52

Institutional Class	Actual	0.99%	$1,000.00	$967.00	$4.88
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.10	$5.01

78

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2018	2018	2018	2018*
Touchstone Mid Cap Growth Fund
Class A	Actual	1.27%	$1,000.00	$1,105.90	$6.70
Class A	Hypothetical	1.27%	$1,000.00	$1,018.70	$6.43

Class C	Actual	2.03%	$1,000.00	$1,101.80	$10.70
Class C	Hypothetical	2.03%	$1,000.00	$1,014.89	$10.25

Class Y	Actual	1.00%	$1,000.00	$1,107.30	$5.28
Class Y	Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06

Institutional Class	Actual	0.95%	$1,000.00	$1,107.80	$5.02
Institutional Class	Hypothetical	0.95%	$1,000.00	$1,020.31	$4.81

Touchstone Sands Capital Emerging Markets Growth Fund
Class Y	Actual	1.35%	$1,000.00	$878.40	$6.36
Class Y	Hypothetical	1.35%	$1,000.00	$1,018.30	$6.83

Institutional Class	Actual	1.25%	$1,000.00	$878.80	$5.89
Institutional Class	Hypothetical	1.25%	$1,000.00	$1,018.80	$6.33

Touchstone Sustainability and Impact Equity Fund
Class A	Actual	1.16%	$1,000.00	$1,070.40	$6.02
Class A	Hypothetical	1.16%	$1,000.00	$1,019.25	$5.87

Class C	Actual	1.99%	$1,000.00	$1,065.30	$10.30
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05

Class Y	Actual	0.90%	$1,000.00	$1,071.70	$4.67
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56

Institutional Class	Actual	0.89%	$1,000.00	$1,071.60	$4.62
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

** Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.24, $9.01, $3.98 and $3.48, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.27, $9.05, $4.00 and $3.50, respectively.

Shareholder Voting Results

At a meeting held on May 17, 2018, the Board of Trustees of the Touchstone Strategic Trust (the “Trust”) approved the reorganization of the Touchstone Small Cap Growth Fund into the Touchstone Small Company Fund, each a series of Trust. A shareholder meeting was held on August 22, 2018 for the purpose of approving the reorganization. The results of the voting are as follows:

	For	Against	Abstain	Uninstructed
Touchstone Small Cap Growth Fund	10,559,437.39	94,878.71	195,720.08	3,062,954.00

79

Other Items (Unaudited) (Continued)

Basis for Board's Approval of Sub-Advisory Agreement

At a meeting held on August 16, 2018, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, ratified their previous approval of a new sub-advisory agreement between Touchstone Advisors, Inc. (the “Advisor”) and Rockefeller & Co., Inc. (“Rockefeller” or the “Sub-Advisor”) with respect to the Touchstone Sustainability and Impact Equity Fund (the “Fund”) (the “New Sub-Advisory Agreement”), a series of the Trust, which had occurred at a meeting held on November 16, 2017.

At the November 16, 2017 meeting, the Board had been asked to consider approval of the New Sub-Advisory Agreement with Rockefeller in connection with an anticipated controlling investment in Rockefeller’s parent company by Viking Global Opportunities LP (the “Transaction”). Management explained that the Transaction would constitute an assignment of the current sub-advisory agreement between the Advisor and Rockefeller (the “Prior Sub-Advisory Agreement”) with respect to the Fund, which would result in the automatic termination of the Prior Sub-Advisory Agreement. Following Board approval, the New Sub-Advisory Agreement with Rockefeller become effective in March 2018 upon the closing of the Transaction. At the August 16, 2018 meeting, the Board was asked to ratify the New Sub-Advisory Agreement to reflect that Rockefeller had converted from a Delaware corporation to a Delaware limited liability company at the time the Transaction closed.

In approving, and subsequently ratifying, the New Sub-Advisory Agreement with Rockefeller, the Board considered various factors with respect to the Fund, Rockefeller and the New Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided by the Sub-Advisor to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; and (3) the terms of the New Sub-Advisory Agreement, which were substantially identical to those of the Prior Sub-Advisory Agreement. In considering the initial approval of the New Sub-Advisory Agreement, the Board took into account certain information and materials that the Board had received and considered in connection with its approval of the renewal of the Prior Sub-Advisory Agreement in November 2017 with respect to the Fund. That approval, on which the Board voted at its meeting held in person on November 16, 2017, followed a lengthy process during which the Board considered a variety of factors similar to those noted above. The Board’s analysis of the aforementioned factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided to the Fund by the Sub-Advisor. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss the Fund’s performance and the Sub-Advisor’s investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund. The Board noted that the management team and investment personnel who currently manage the Fund were not expected to change after the Transaction, and that the Advisor did not anticipate any changes in how the Fund would be managed following the Transaction. The Board also took into account the Advisor’s due diligence review of the Transaction and its conclusion that the Transaction was expected to have a minimal, if any, impact on the Sub-Advisor’s provision of investment management services to the Fund.

Sub-Advisor’s Compensation. The Board took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Fund. In considering the anticipated profitability to the Sub-Advisor of its relationship with the Fund, the Board noted that the sub-advisory fees to be paid under the New Sub-Advisory Agreement would be identical to the sub-advisory fees currently paid under the Prior Sub-Advisory Agreement. The Board also noted that the sub-advisory fees under the New Sub-Advisory Agreement would be paid by the Advisor out of the advisory fees that it receives under its Investment Advisory Agreement. As a consequence, the anticipated profitability

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Other Items (Unaudited) (Continued)

to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Fund to be a substantial factor in its consideration.

Sub-Advisory Fees and Fund Performance. The Board took into account that following the Transaction the Fund would continue to pay advisory fees to the Advisor and that the Advisor would continue to pay sub-advisory fees to the Sub-Advisor out of the advisory fees it receives from the Fund. The Board noted that the amounts to be retained by the Advisor and the sub-advisory fees to be paid to the Sub-Advisor would not change as a result of the Transaction. The Board also noted that the Advisor had negotiated the sub-advisory fees with the Sub-Advisor at arm’s-length. The Board took into account the performance of the Fund through September 30, 2017 and noted that it reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In considering approval of the New Sub-Advisory Agreement, the Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Sub-Advisor.

Conclusion. In reaching its decision to approve, and subsequently ratify, the New Sub-Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the New Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund’s sub-advisory fee is reasonable relative to the services to be provided by the Sub-Advisor; and (d) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of the Fund. Based on its conclusions, the Board determined that approval, and subsequent ratification, of the New Sub-Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

83

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54-TST-SAR-1810

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	November 26, 2018

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	November 26, 2018

* Print the name and title of each signing officer under his or her signature.